                          NAVELLIER PERFORMANCE FUNDS

                               Semiannual Report
                                    Enclosed




                                                                [NAVELLIER LOGO]

                          NAVELLIER PERFORMANCE FUNDS

                               Semiannual Report
                                 June 30, 2002


Aggressive Growth Portfolio
Mid Cap Growth Portfolio
Aggressive Micro Cap Portfolio
Small Cap Value Portfolio
Large Cap Growth Portfolio
Large Cap Value Portfolio
Aggressive Small Cap Equity Portfolio

                                                                [NAVELLIER LOGO]

                                                SEMIANNUAL REPORT, June 30, 2002
                                                     NAVELLIER PERFORMANCE FUNDS
                                                     1 East Liberty, Third Floor
                                                                  Reno, NV 89501
                                                                  (800) 887-8671

--------------------------------------------------------------------------------

                                                                  August 9, 2002
Dear Shareholder,

How we did

      As we enter the second half of the year, we would like to recap what happened in the first six months of 2002. While the large and small cap value stocks were in favor during the first quarter of 2002, the tide had turned by the second quarter, bringing down virtually all asset classes (i.e., value, growth, etc.). The unrelenting selling pressure across the asset class spectrum was reflected in the benchmarks unanimously posting negative returns for the second quarter. Consequently, for the first half of the year, only the Russell 2000 Value Index (a small cap value index) was in the positive. Despite these volatile market conditions, two of our funds posted positive returns for the six month period, namely the Navellier Aggressive Micro Cap Portfolio and the Navellier Small Cap Value Portfolio. On a relative basis, six of our seven funds dramatically outperformed their respective market benchmarks during the same period. For example, our Aggressive Micro Cap, Mid Cap Growth and Large Cap Growth portfolios were ahead of their stock market benchmarks by 20%, 9% and 9%, respectively. The primary reason our funds exhibited such tremendous relative strength is that finally the stock market is focused on corporate earnings. Since our investment strategy is focused on earnings growth, many of our top holdings are emerging as the stock market's new leaders.

[AGGRESSIVE GROWTH PORTFOLIO LINE GRAPH]

                                                    AGGRESSIVE GROWTH             RUSSELL 2000             RUSSELL 2000 GROWTH
                                                    -----------------             ------------             -------------------
12/28/95                                                  10000                       10000                       10000
                                                           9999                       10065                       10100
                                                           9630                       10054                       10016
                                                          10620                       10368                       10473
                                                          11330                       10579                       10680
                                                          13020                       11145                       11500
                                                          14040                       11584                       12090
6/30/96                                                   13050                       11108                       11304
                                                          11180                       10138                        9924
                                                          11850                       10726                       10659
                                                          12730                       11146                       11208
                                                          12150                       10974                       10724
                                                          12220                       11426                       11023
12/31/96                                                  12250                       11725                       11237
                                                          12440                       11960                       11518
                                                          10880                       11670                       10823
                                                          10670                       11119                       10059
                                                          10530                       11150                        9942
                                                          11290                       12391                       11437
6/30/97                                                   12040                       12922                       11825
                                                          13200                       13523                       12431
                                                          13280                       13832                       12804
                                                          14560                       14845                       13825
                                                          14010                       14193                       12995
                                                          13500                       14101                       12685
12/31/97                                                  13447                       14348                       12692
                                                          12992                       14121                       12523
                                                          13922                       15165                       13629
                                                          14671                       15791                       14200
                                                          14691                       15878                       14287
                                                          13892                       15023                       13249
6/30/98                                                   14135                       15055                       13385
                                                          13659                       13836                       12267
                                                          10816                       11149                        9435
                                                          11717                       12022                       10392
                                                          11676                       12512                       10934
                                                          13356                       13168                       11782
12/31/98                                                  14995                       13982                       12848
                                                          15582                       14168                       13426
                                                          14388                       13021                       12198
                                                          15025                       13224                       12632
                                                          16735                       14409                       13748
                                                          16735                       14619                       13770
6/30/99                                                   18152                       15281                       14495
                                                          17504                       14861                       14047
                                                          18303                       14311                       13522
                                                          18496                       14314                       13782
                                                          19163                       14372                       14135
                                                          20479                       15231                       15630
12/31/99                                                  21909                       16955                       18385
                                                          20111                       16682                       18214
                                                          23465                       19437                       22451
                                                          22670                       18156                       20091
                                                          22324                       17063                       18063
                                                          20791                       16069                       16481
6/30/00                                                   23154                       17469                       18610
                                                          22451                       16907                       17015
                                                          25171                       18197                       18805
                                                          25194                       17663                       17871
                                                          23350                       16874                       16420
                                                          21137                       15142                       13439
12/31/00                                                  22580                       16442                       14261
                                                          20436                       17298                       15416
                                                          18362                       16163                       13302
                                                          17499                       15373                       12093
                                                          18947                       16575                       13574
                                                          20255                       16983                       13888
6/30/01                                                   20311                       17569                       14267
                                                          19852                       16618                       13050
                                                          18738                       16081                       12235
                                                          17861                       13917                       10260
                                                          18738                       14731                       11248
                                                          19058                       15872                       12186
12/31/01                                                  19629                       16851                       12945
                                                          19170                       16676                       12485
                                                          17555                       16219                       11677
                                                          18028                       17522                       12692
                                                          17861                       17682                       12417
                                                          17318                       16897                       11691
6/30/02                                                   16956                       16059                       10700

                          AGGRESSIVE GROWTH PORTFOLIO

           TOTAL RETURNS
         FOR PERIODS ENDED                    RUSSELL 2000   RUSSELL
           JUNE 30, 2002             FUND        GROWTH       2000
  -------------------------------  --------   ------------   -------
  Six Months                       (13.62)%     (17.35)%     (4.70)%
  One Year                         (16.52)%     (25.00)%     (8.60)%
  Annualized 5 Year                   7.09%      (1.98)%       4.44%
  Annualized Since Inception*         8.45%        1.04%       7.55%
  Value of a $10,000 investment
   over Life of Fund*               $16,956      $10,700     $16,059
  * Inception December 28, 1995

[MID-CAP GROWTH PORTFOLIO LINE GRAPH]

                                                     MID CAP GROWTH
                                                        PORTFOLIO
                                                     --------------
                                                  Russell Mid Cap Growth
                                                     Russell 2000 Growth
11/27/96                                                           10000              10000                       10000
                                                                   10000              10015                       10058
                                                                   10275               9846                       10254
                                                                   10465              10282                       10510
                                                                   10295              10055                        9876
                                                                    9985               9487                        9179
                                                                   10275               9719                        9072
                                                                   10835              10590                       10436
6/30/97                                                            11385              10884                       10790
                                                                   12506              11925                       11343
                                                                   12426              11809                       11683
                                                                   13386              12407                       12616
                                                                   12766              11785                       11858
                                                                   12776              11909                       11575
12/31/97                                                           12965              12066                       11582
                                                                   12725              11848                       11427
                                                                   13695              12962                       12436
                                                                   14665              13506                       12958
                                                                   14634              13689                       13037
                                                                   14039              13126                       12090
6/30/98                                                            14404              13497                       12213
                                                                   13768              12919                       11194
                                                                   11651              10453                        8610
                                                                   12485              11244                        9483
                                                                   12110              12072                        9977
                                                                   12944              12886                       10751
12/31/98                                                           14561              14221                       11724
                                                                   16737              14647                       12251
                                                                   16011              13931                       11131
                                                                   18507              14707                       11527
                                                                   19851              15377                       12545
                                                                   19585              15179                       12565
6/30/99                                                            21569              16239                       13227
                                                                   21515              15722                       12818
                                                                   22092              15558                       12338
                                                                   21985              15426                       12576
                                                                   25174              16619                       12898
                                                                   28097              18340                       14262
12/31/99                                                           33049              21515                       16776
                                                                   32305              21511                       16620
                                                                   44233              26033                       20487
                                                                   37360              26060                       18333
                                                                   37525              23530                       16482
                                                                   31987              21815                       15039
6/30/00                                                            33771              24130                       16982
                                                                   31889              22602                       15526
                                                                   38499              26010                       17160
                                                                   38017              24739                       16307
                                                                   35183              23046                       14983
                                                                   30094              18038                       12263
12/31/00                                                           34250              18988                       13013
                                                                   32073              20072                       14067
                                                                   29319              16600                       12138
                                                                   26520              14225                       11035
                                                                   28630              16596                       12386
                                                                   28497              16517                       12673
6/30/01                                                            25965              16526                       13018
                                                                   25154              15412                       11908
                                                                   23966              14295                       11164
                                                                   22411              11932                        9363
                                                                   22866              13186                       10263
                                                                   23933              14606                       11120
12/31/01                                                           24954              15161                       11812
                                                                   24988              14669                       11392
                                                                   24532              13837                       10655
                                                                   25010              14893                       11581
                                                                   24421              14105                       11330
                                                                   24110              13684                       10668
6/30/02                                                            22489              12174                        9763

                    MID CAP GROWTH PORTFOLIO - REGULAR CLASS

           TOTAL RETURNS                       RUSSELL
         FOR PERIODS ENDED                     MID CAP    RUSSELL 2000
           JUNE 30, 2002             FUND      GROWTH        GROWTH
  -------------------------------  --------   ---------   ------------
  Six Months                        (9.88)%    (19.70)%      (17.35)%
  One Year                         (13.39)%    (26.34)%      (25.00)%
  Annualized 5 Year                  14.58%       2.27%       (1.98)%
  Annualized Since Inception*        15.60%       3.58%       (0.43)%
  Value of a $10,000 investment
   over Life of Fund*               $22,489     $12,174        $9,763
  * Inception November 27, 1996

What Happened?

      The stock market has been under siege as panicked investors redeemed stock mutual funds in droves. However, the silver lining amidst all the chaos is that those stocks which reported strong second quarter earnings results have firmed up and helped to temporarily stabilize the overall stock market. Aggressive stock buyback programs have also help to temporarily shore up the overall stock market. Although the stock market has reversed its course and bounced off its lows, a retest

[AGGRESSIVE MICRO CAP GROWTH LINE GRAPH]

                                                  AGGRESSIVE MICRO CAP            RUSSELL 2000             RUSSELL 2000 GROWTH
                                                  --------------------            ------------             -------------------
3/17/97                                                   10000                       10000                       10000
3/31/97                                                    9859                        9592                        9500
4/30/97                                                    9872                        9618                        9390
5/30/97                                                   10691                       10688                       10802
6/30/97                                                   11432                       11146                       11168
7/31/97                                                   12423                       11665                       11740
8/29/97                                                   12679                       11932                       12092
9/30/97                                                   13593                       12805                       13057
10/31/97                                                  13434                       12243                       12273
11/28/97                                                  13459                       12164                       11981
12/31/97                                                  13276                       12376                       11987
1/30/98                                                   12821                       12181                       11827
2/27/98                                                   13608                       13082                       12872
3/31/98                                                   13914                       13621                       13411
4/30/98                                                   14083                       13697                       13494
5/29/98                                                   13719                       12959                       12513
6/30/98                                                   14090                       12986                       12641
7/31/98                                                   13283                       11935                       11586
8/31/98                                                   10699                        9618                        8911
9/30/98                                                   11441                       10370                        9815
10/30/98                                                  11083                       10793                       10327
11/30/98                                                  12229                       11359                       11128
12/31/98                                                  13289                       12061                       12135
1/29/99                                                   13400                       12222                       12680
2/26/99                                                   12151                       11232                       11520
3/31/99                                                   11454                       11407                       11931
4/30/99                                                   12450                       12429                       12984
5/28/99                                                   13068                       12611                       13005
6/30/99                                                   13856                       13181                       13690
7/30/99                                                   13335                       12820                       13267
8/31/99                                                   12964                       12345                       12771
9/30/99                                                   13914                       12348                       13017
10/29/99                                                  13745                       12398                       13350
11/30/99                                                  13966                       13138                       14762
12/31/99                                                  15254                       14625                       17364
1/31/00                                                   14606                       14390                       17202
2/29/00                                                   17268                       16767                       21204
3/31/00                                                   20912                       15661                       18976
4/30/00                                                   19732                       14719                       17060
5/31/00                                                   18646                       13861                       15566
6/30/00                                                   23288                       15069                       17577
7/31/00                                                   19438                       14585                       16070
8/31/00                                                   22748                       15697                       17761
9/30/00                                                   22441                       15236                       16878
10/31/00                                                  20462                       14556                       15508
11/30/00                                                  17479                       13062                       12692
12/31/00                                                  18888                       14183                       13469
1/31/01                                                   17825                       14922                       14559
2/28/01                                                   14891                       13943                       12564
3/31/01                                                   14625                       13261                       11421
4/30/01                                                   16253                       14298                       12820
5/31/01                                                   16533                       14650                       13117
6/30/01                                                   17245                       15155                       13474
7/31/01                                                   16617                       14335                       12325
8/31/01                                                   15128                       13872                       11555
9/30/01                                                   12878                       12005                        9691
10/31/01                                                  14339                       12707                       10623
11/30/01                                                  15680                       13691                       11510
12/31/01                                                  16141                       14536                       12226
1/31/02                                                   16449                       14385                       11791
2/28/02                                                   16072                       13991                       11028
3/31/02                                                   16826                       15115                       11987
4/30/02                                                   17476                       15253                       11727
5/31/02                                                   16470                       14576                       11042
6/30/02                                                   16714                       13853                       10105

                         AGGRESSIVE MICRO CAP PORTFOLIO

           TOTAL RETURNS
         FOR PERIODS ENDED                   RUSSELL 2000   RUSSELL
           JUNE 30, 2002            FUND        GROWTH       2000
  -------------------------------  -------   ------------   -------
  Six Months                         3.55%     (17.35)%     (4.70)%
  One Year                         (3.08)%     (25.00)%     (8.60)%
  Annualized 5 Year                  7.89%      (1.98)%       4.44%
  Annualized Since Inception*       10.20%        0.20%       6.35%
  Value of a $10,000 investment
   over Life of Fund*              $16,714      $10,105     $13,853
  * Inception March 17, 1997

[SMALL CAP VALUE PORTFOLIO LINE GRAPH]

                                                     SMALL CAP VALUE              RUSSELL 2000             RUSSELL 2000 VALUE
                                                     ---------------              ------------             ------------------
12/19/97                                                  10000                       10000                       10000
12/31/97                                                  10125                        9167                       10363
1/30/98                                                    9885                        9022                       10176
2/27/98                                                   10405                        9690                       10791
3/31/98                                                   10945                       10089                       11228
4/30/98                                                   11105                       10145                       11284
5/29/98                                                   10695                        9599                       10884
6/30/98                                                   10315                        9619                       10823
7/31/98                                                    9625                        8840                        9975
8/31/98                                                    8244                        7124                        8413
9/30/98                                                    8384                        7681                        8888
10/30/98                                                   8514                        7994                        9152
11/30/98                                                   8894                        8413                        9400
12/31/98                                                   9286                        8934                        9694
1/29/99                                                    9065                        9053                        9474
2/26/99                                                    8419                        8319                        8828
3/31/99                                                    8379                        8449                        8755
4/30/99                                                    8853                        9206                        9554
5/28/99                                                    9216                        9341                        9848
6/30/99                                                    9871                        9763                       10204
7/30/99                                                    9680                        9495                        9962
8/31/99                                                    9105                        9144                        9598
9/30/99                                                    8923                        9146                        9406
10/29/99                                                   8681                        9183                        9218
11/30/99                                                   8944                        9731                        9266
12/31/99                                                   9327                       10833                        9550
1/31/00                                                    8679                       10659                        9300
2/29/00                                                    9317                       12419                        9869
3/31/00                                                    9718                       11600                        9915
4/30/00                                                   10017                       10902                        9974
5/31/00                                                    9801                       10267                        9822
6/30/00                                                   10532                       11162                       10109
7/31/00                                                    9729                       10803                       10445
8/31/00                                                   10892                       11627                       10912
9/30/00                                                   10830                       11285                       10851
10/31/00                                                  10377                       10781                       10812
11/30/00                                                   9893                        9675                       10592
12/31/00                                                  11220                       10506                       11730
1/31/01                                                   11189                       11053                       12054
2/28/01                                                   10653                       10327                       12037
3/31/01                                                   10488                        9822                       11844
4/30/01                                                   11478                       10591                       12392
5/31/01                                                   12375                       10851                       12711
6/30/01                                                   12169                       11226                       13222
7/31/01                                                   12458                       10618                       12926
8/31/01                                                   11839                       10275                       12881
9/30/01                                                   10684                        8892                       11459
10/31/01                                                  11220                        9412                       11759
11/30/01                                                  12056                       10141                       12603
12/31/01                                                  12655                       10767                       13375
1/31/02                                                   12800                       10655                       13553
2/28/02                                                   12852                       10363                       13635
3/31/02                                                   13576                       11196                       14656
4/30/02                                                   13949                       11298                       15172
5/31/02                                                   13680                       10796                       14670
6/30/02                                                   13245                       10261                       14346

                           SMALL CAP VALUE PORTFOLIO

           TOTAL RETURNS
         FOR PERIODS ENDED                   RUSSELL 2000   RUSSELL
           JUNE 30, 2002            FUND        VALUE        2000
  -------------------------------  -------   ------------   -------
  Six Months                         4.66%       7.26%      (4.70)%
  One Year                           8.84%       8.49%      (8.60)%
  Annualized Since Inception*        6.40%       8.29%        0.57%
  Value of a $10,000 investment
   over Life of Fund*              $13,245     $14,346      $10,261
  * Inception December 19, 1997

of the lows is likely. However, we do not expect the stocks in our portfolios to retest their lows. Instead, we expect the current stock market decline to end just like it did in 1973 and 1974, with approximately 20% of the stocks with good earnings leading the overall stock market.

Consumer Spending

      Due to the dramatic decline of the overall stock market and the fact that the stock market's woes have become mainstream news, consumer confidence has tumbled in recent months. As a result, many investors on Wall Street are worried that consumer spending might fizzle. However, so far there is absolutely no evidence that consumer spending is slowing down, except at some expensive restaurants and some high-end luxury goods retailers. Fortunately, the sales at many discount and specialty stores remain very strong.

Interest Rates and Real Estate Boom

      The secret behind why consumer spending has remained strong is directly attributable to falling interest rates and the real estate boom that has occurred throughout much of the U.S. The inventory of homes throughout much of the U.S. remains very tight, so home prices remain firm. Banks are flush with new deposits due to the flight to quality from rattled stock market investors. Due to rising cash balances, banks are literally throwing money at homeowners. As more homeowners continue to refinance their homes, they will continue to lower their mortgage payments and put more cash in their pockets. Considering that five out of six homeowners have more money invested in their homes than the stock market, consumer confidence will likely continue to be strongly influenced by both mortgage rates and home values. Since the average homeowner has yet to refinance his or her home to take advantage of new lower mortgage rates, there will likely be another wave of home refinancing that will help to boost or sustain strong consumer spending. In the unlikely event that consumer spending, which represents about two-thirds of the U.S. economy, rapidly decelerates, then it is very possible that the Federal Reserve Board might step in and cut key interest rates one more time.

[LARGE CAP GROWTH PORTFOLIO LINE GRAPH]

                                                    LARGE CAP GROWTH                 S&P 500               RUSSELL 1000 GROWTH
                                                    ----------------                 -------               -------------------
12/19/97                                                  10000                       10000                       10000
                                                          10256                       10255                       10300
                                                          10106                       10369                       10608
                                                          10856                       11116                       11406
3/31/98                                                   11577                       11686                       11861
                                                          11537                       11803                       12025
                                                          11517                       11600                       11684
6/30/98                                                   12267                       12072                       12400
                                                          12167                       11943                       12317
                                                          10756                       10216                       10469
9/30/98                                                   11336                       10871                       11273
                                                          12127                       11755                       12179
                                                          12777                       12467                       13106
12/31/98                                                  14478                       13186                       14287
                                                          15959                       13737                       15126
                                                          15259                       13310                       14435
3/31/99                                                   16549                       13843                       15195
                                                          16009                       14379                       15215
                                                          15189                       14039                       14747
6/30/99                                                   16820                       14819                       15780
                                                          16830                       14356                       15279
                                                          16980                       14285                       15528
9/30/99                                                   16860                       13893                       15202
                                                          17680                       14772                       16350
                                                          19901                       15073                       17232
12/31/99                                                  23604                       15960                       19025
                                                          22693                       15159                       18133
                                                          29147                       14872                       19019
3/31/00                                                   28466                       16326                       20380
                                                          26675                       15835                       19411
                                                          23924                       15510                       18433
6/30/00                                                   27186                       15893                       19830
                                                          26125                       15644                       19003
                                                          31028                       16616                       20724
9/30/00                                                   29817                       15739                       18764
                                                          27286                       15672                       17876
                                                          20562                       14437                       15241
12/31/00                                                  21795                       14507                       14759
                                                          21494                       15022                       15778
                                                          17171                       13653                       13100
3/31/01                                                   15697                       12788                       11674
                                                          17051                       13781                       13151
                                                          17141                       13874                       12957
6/30/01                                                   16529                       13536                       12657
                                                          16268                       13405                       12341
                                                          15346                       12566                       11331
9/30/01                                                   14022                       11551                       10200
                                                          14774                       11772                       10735
                                                          16369                       12673                       11767
12/31/01                                                  16680                       12784                       11744
                                                          16279                       12597                       11537
                                                          15376                       12355                       11058
3/31/02                                                   16118                       12819                       11441
                                                          15847                       12042                       10507
                                                          15677                       11953                       10253
6/30/02                                                   14754                       11102                        9304

                           LARGE CAP GROWTH PORTFOLIO

           TOTAL RETURNS
         FOR PERIODS ENDED                    RUSSELL 1000     S&P
           JUNE 30, 2002             FUND        GROWTH        500
  -------------------------------  --------   ------------   --------
  Six Months                       (11.55)%     (20.78)%     (13.16)%
  One Year                         (10.74)%     (26.49)%     (17.99)%
  Annualized Since Inception*         8.96%      (1.58)%        2.33%
  Value of a $10,000 investment
   over Life of Fund*               $14,754       $9,304      $11,102
  * Inception December 19, 1997

[LARGE CAP VALUE PORTFOLIO LINE GRAPH]

                                                     LARGE CAP VALUE
                                                        PORTFOLIO                 RUSSELL 1000             RUSSELL 1000 VALUE
                                                     ---------------              ------------             ------------------
12/19/97                                                  10000                       10000                       10000
12/31/97                                                  10118                       10268                       10237
1/30/98                                                    9998                       10344                       10092
2/27/98                                                   10808                       11082                       10771
3/31/98                                                   11369                       11641                       11430
4/30/98                                                   11499                       11760                       11506
5/29/98                                                   11249                       11506                       11336
6/30/98                                                   11369                       11932                       11481
7/31/98                                                   11249                       11788                       11278
8/31/98                                                   10218                       10026                        9600
9/30/98                                                   10538                       10701                       10151
10/30/98                                                  11489                       11547                       10937
11/30/98                                                  12029                       12261                       11447
12/31/98                                                  12190                       13042                       11836
1/29/99                                                   12190                       13508                       11931
2/26/99                                                   12072                       13079                       11762
3/31/99                                                   12532                       13580                       12006
4/30/99                                                   14191                       14148                       13127
5/28/99                                                   13881                       13842                       12983
6/30/99                                                   14009                       14548                       13360
7/30/99                                                   13624                       14104                       12969
8/31/99                                                   13281                       13971                       12487
9/30/99                                                   12607                       13587                       12051
10/29/99                                                  12982                       14501                       12745
11/30/99                                                  12479                       14874                       12645
12/31/99                                                  12707                       15770                       12706
1/31/00                                                   11951                       15124                       12292
2/29/00                                                   10989                       15084                       11378
3/31/00                                                   11866                       16458                       12767
4/30/00                                                   12317                       15910                       12618
5/31/00                                                   11963                       15498                       12751
6/30/00                                                   12073                       15893                       12168
7/31/00                                                   12426                       15629                       12321
8/31/00                                                   13706                       16786                       13006
9/30/00                                                   13754                       16007                       13125
10/31/00                                                  13401                       15814                       13448
11/30/00                                                  12134                       14368                       12949
12/31/00                                                  12823                       14542                       13597
1/31/00                                                   13022                       15020                       13650
2/28/01                                                   12377                       13619                       13270
3/31/01                                                   11757                       12714                       12801
4/30/01                                                   12451                       13736                       13429
5/31/01                                                   12451                       13829                       13731
6/30/01                                                   11918                       13517                       13426
7/31/01                                                   11658                       13332                       13398
8/31/01                                                   11149                       12519                       12861
9/30/01                                                   10492                       11458                       11956
10/31/01                                                  10231                       11696                       11853
11/30/01                                                  10963                       12597                       12542
12/31/01                                                  11124                       12731                       12837
1/31/02                                                   11299                       12569                       12738
2/28/02                                                   11224                       12319                       12759
3/31/02                                                   11486                       12825                       13362
4/30/02                                                   11574                       12091                       12904
5/31/02                                                   11461                       11984                       12969
6/30/02                                                   10861                       11099                       12224

                           LARGE CAP VALUE PORTFOLIO

           TOTAL RETURNS
         FOR PERIODS ENDED                   RUSSELL 1000   RUSSELL
           JUNE 30, 2002            FUND        VALUE         1000
  -------------------------------  -------   ------------   --------
  Six Months                       (2.36)%     (4.78)%      (12.82)%
  One Year                         (8.87)%     (8.95)%      (17.88)%
  Annualized Since Inception*        1.84%       4.53%         2.33%
  Value of a $10,000 investment
   over Life of Fund*              $10,861     $12,224       $11,099
  * Inception December 19, 1997

Business Spending

      The big problem that the Federal Reserve Board has encountered is that business spending, which represents about one-third of the U.S. economy, remains extremely weak. In other words, until business spending perks up, the Federal Reserve Board will likely keep interest rates low.

Flow of Funds

      Many investors have also realized that when the stock market is front-page news that an incredible buying opportunity is emerging. The problem is that many investors do not know exactly when to jump back into the stock market. The most important factor that investors should monitor is the flow of funds in and out of the stock market. It is estimated that approximately $60 billion flowed out of the stock mutual funds in July, which dwarfs the prior record exodus of almost $30 billion in September 2001 when the terrorist attacks occurred. Unfortunately, the stock market is a manic crowd and until good news arrives to stem the tide and change the direction of the crowd of exiting investors, the stock market will likely remain very volatile.

Investor Confidence

      Fortunately, there have been several recent events that are now causing investors to hesitate about selling, which will hopefully help curtail the outflows from the stock market. First, many firms have recently announced aggressive stock buy back programs, which are helping to restore investor confidence. Second, most of the stocks that have recently announced good quarterly earnings have stopped falling and rallied in recent trading days. Third, interest rates are now so low on intermediate bonds that investors appear to be returning to high dividend yielding stocks. Fourth, many investors are under the impression that after executives have to personally sign off on their companies' financial statements by the August 14th deadline there will be no more bad news pre-announced by many stocks.

[AGGRESSIVE SMALL CAP EQUITY PORTFOLIO LINE GRAPH]

                                                  AGGRESSIVE SMALL CAP
                                                         EQUITY                   RUSSELL 2000             RUSSELL 2000 GROWTH
                                                  --------------------            ------------             -------------------
4/1/94                                                    10000                       10000                       10000
                                                          10229                       10059                       10015
                                                           9750                        9946                        9791
6/30/94                                                    9521                        9609                        9370
                                                           9719                        9767                        9504
                                                           9906                       10311                       10202
                                                          10427                       10276                       10245
                                                          10770                       10236                       10355
                                                          10957                        9822                        9936
12/31/94                                                  11426                       10086                       10172
                                                          10614                        9959                        9965
                                                          11124                       10373                       10424
                                                          11655                       10552                       10729
                                                          12258                       10787                       10891
                                                          12341                       10972                       11033
6/30/95                                                   14048                       11541                       11794
                                                          16306                       12206                       12713
                                                          15682                       12459                       12870
                                                          16514                       12681                       13135
                                                          15619                       12114                       12489
                                                          16348                       12623                       13040
12/31/95                                                  16429                       12956                       13329
                                                          15481                       12942                       13219
                                                          16760                       13345                       13821
                                                          18007                       13617                       14095
                                                          20939                       14345                       15177
                                                          22816                       14910                       15955
6/30/96                                                   20971                       14298                       14918
                                                          17656                       13049                       13097
                                                          18839                       13807                       14067
                                                          20321                       14346                       14791
                                                          19308                       14125                       14153
                                                          19287                       14707                       14547
12/31/96                                                  18967                       15093                       14830
                                                          18935                       15394                       15201
                                                          17165                       15021                       14283
                                                          16014                       14312                       13275
                                                          16024                       14352                       13121
                                                          18114                       15949                       15093
6/30/97                                                   19255                       16633                       15605
                                                          20428                       17406                       16405
                                                          20726                       17805                       16897
                                                          22027                       19108                       18245
                                                          21536                       18269                       17150
                                                          21579                       18150                       16741
12/31/97                                                  21099                       18468                       16750
                                                          20097                       18177                       16527
                                                          21231                       19521                       17986
                                                          21798                       20326                       18740
                                                          22035                       20438                       18855
                                                          21389                       19337                       17485
6/30/98                                                   21890                       19378                       17664
                                                          20822                       17809                       16189
                                                          16312                       14351                       12452
                                                          17222                       15474                       13714
                                                          17394                       16105                       14430
                                                          18673                       16949                       15549
12/31/98                                                  21086                       17998                       16956
                                                          20980                       18237                       17719
                                                          18646                       16760                       16098
                                                          19345                       17022                       16671
                                                          20730                       18547                       18143
                                                          21705                       18818                       18172
6/30/99                                                   23682                       19669                       19129
                                                          22867                       19129                       18538
                                                          22400                       18421                       17845
                                                          20450                       18425                       18189
                                                          21572                       18500                       18655
                                                          23228                       19604                       20627
12/31/99                                                  27062                       21824                       24263
                                                          26407                       21473                       24037
                                                          31523                       25019                       29629
                                                          29479                       23370                       26515
                                                          27930                       21963                       23838
                                                          22988                       20683                       21751
6/30/00                                                   27529                       22486                       24560
                                                          23749                       21763                       22455
                                                          28985                       23423                       24817
                                                          27582                       22735                       23585
                                                          24884                       21720                       21670
                                                          18045                       19491                       17736
12/31/00                                                  19085                       21164                       18821
                                                          19443                       22266                       20344
                                                          14982                       20805                       17555
                                                          12884                       19788                       15959
                                                          14501                       21336                       17913
                                                          14687                       21860                       18328
6/30/01                                                   15682                       22615                       18828
                                                          14516                       21391                       17222
                                                          14050                       20700                       16146
                                                          12573                       17913                       13541
                                                          13180                       18962                       14844
                                                          13055                       20430                       16083
12/31/01                                                  13282                       21691                       17084
                                                          13157                       21465                       16476
                                                          12161                       20877                       15410
                                                          12550                       22555                       16749
                                                          12425                       22760                       16387
                                                          11600                       21750                       15429
6/30/02                                                   11102                       20671                       14120

                     AGGRESSIVE SMALL CAP EQUITY PORTFOLIO

                                       TOTAL RETURNS
                                     FOR PERIODS ENDED                RUSSELL 2000   RUSSELL
                                       JUNE 30, 2002         FUND        GROWTH       2000
                                  -----------------------  --------   ------------   -------
                                  Six Months               (16.41)%     (17.35)%     (4.70)%
                                  One Year                 (29.21)%     (25.00)%     (8.60)%
                                  Annualized 5 Year        (10.43)%      (1.98)%       4.44%
                                  Annualized Since
                                   Inception*                 1.27%        4.27%       9.20%
                                  Value of a $10,000
                                   investment over Life
                                   of Fund*                 $11,102      $14,120     $20,671
                                  * Inception April 1, 1994

Credibility and the Stock Market

      The generous practice of issuing stock options has caused many of the credibility problems on Wall Street, because it gave some corporate executives extra incentives to drive up their companies' stock prices with short-term accounting tricks, so they could exercise their stock options and cash out. Also concerning stock options, Federal Reserve Board Chairman Alan Greenspan testified before Congress that the momentum for counting stock options as an expense is unstoppable. Alan Greenspan stated before the Senate Banking Committee that "It's going to happen and quite appropriately so". A positive development is that both the Senate and the House of Representatives are finalizing a bill that will put corporate officers in jail for defrauding investors. The fact that both the Senate and the House of Representatives are finalizing a bill that President Bush will sign is the first step that the folks in Washington D.C. are listening to investors and are starting to turn up the heat on public companies.

Summary

      In summary, we wish we could tell you that the stock market has turned the corner and will be rallying strongly for several months. Unfortunately, we only envision a selective market recovery with approximately 20% of the stocks leading the overall stock market. Although we do not anticipate that most of our stocks in our portfolios will retest their lows due to strong quarterly earnings results and low-to-moderate PE ratios, we cannot say the same for the overall stock market, which may very well retest its lows if trading volume does not rise after Labor Day. Fortunately, the earnings environment is slowly improving and many companies are announcing aggressive buyback programs of their stock. However, until the investor exodus out of stock mutual funds cease, the overall stock market will remain vulnerable to further downdrafts.

      There are multiple reasons for our cautious outlook. The analyst community remains too positive on the earnings outlook for the S&P 500 and will likely trim their earnings estimates in the next few months like they usually do in September and October. Unfortunately, trading volume will remain erratic until after Labor Day when many Wall Street professionals return from their summer hiatus. As a result, we expect that we will have to wait until after Labor Day to verify whether or not the stock market will be retesting its lows or rebounding on rising trading volume.

      There is growing speculation that the Federal Reserve Board might have to step in and cut key interest rates at least one more time. We do not believe that the Federal Reserve Board will cut interest rates again. Record low mortgage rates are causing many consumers to refinance their homes again, which will ultimately help put more money in consumers' pockets and help improve both consumer confidence and consumer spending. Many of the stocks in our portfolios are dependent on consumer spending and have posted strong earnings due to strong consumer spending, especially at discount and specialty stores.

      Overall, the stock market has become disconnected with the U.S. economy. Investor confidence remains shattered after the corporate accounting scandals. Fortunately, improving corporate earnings and aggressive stock buy back programs are helping the stock market find firmer footing. Even if the overall stock market tries to retest its lows, we are confident that the stocks in our portfolios have bottomed out and will likely help lead the overall stock market higher in the upcoming months.

Keep in Touch

      We invite you to visit our web site at www.navellierperformancefunds.com and in particular encourage you to sign up for Marketmail* which is our weekly market commentary emailed to you every Friday. Always feel free to contact us if you have any questions or if we can help you in any way. You may call us at
1.800.887.8671. We look forward to hearing from you.

Sincerely,

/s/ Louis G. Navellier
LOUIS G. NAVELLIER

/s/ Alan Alpers
ALAN ALPERS

 * There is no guarantee that the opinions expressed in this newsletter will come to pass.

This material has been preceded by a Navellier Performance Funds prospectus.

The preceding charts and performance numbers assume reinvestment of all distributions.

Please be aware that past performance is no indication of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Indices:

The Russell 1000 Index consists of the 1,000 largest securities in the Russell 3000 Index. It is considered to be representative of the large cap market in general.

The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000 Value Index contains those Russell 1000 securities with a less-than-average growth orientation.

The Russell 2000 Index is an unmanaged index consisting of the smallest 2,000 stocks in the Russell 3000 Index. It is considered representative of the small cap market in general.

The Russell 2000 Growth Index contains those Russell 2000 securities with a greater-than-average growth orientation.

The Russell 2000 Value Index contains those Russell 2000 securities with a less-than-average growth orientation.

The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index.

The S&P 500 is an unmanaged index consisting of 500 large cap stocks. It is considered representative of the stock market as a whole.

These indices are considered representative of pertinent market sectors in general. None are investment products available for sale.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
June 30, 2002
(unaudited)

               AGGRESSIVE GROWTH PORTFOLIO
---------------------------------------------------------
                                            Market Value
  Shares                                      (Note 1)
---------------------------------------------------------
COMMON STOCKS -- 95.3%
APPAREL -- 10.6%
     40,000  Coach, Inc.                   $    2,196,000
    100,000  The Gymboree Corp.*                1,602,000
     70,000  Urban Outfitters, Inc.*            2,430,400
                                           --------------
                                                6,228,400
                                           --------------
AUTOMOTIVE -- 1.8%
     40,000  Dollar Thrifty Automotive
               Group, Inc.*                     1,036,000
                                           --------------
BANKING -- 2.7%
     60,000  Banknorth Group, Inc.              1,561,200
                                           --------------
BUILDING AND CONSTRUCTION -- 3.4%
     40,000  The Ryland Group, Inc.             1,990,000
                                           --------------
CASINOS AND GAMING -- 4.3%
    125,000  Isle of Capri Casinos, Inc.*       2,531,250
                                           --------------
CHEMICALS -- 7.9%
     75,000  Albemarle Corp.                    2,313,750
     50,000  Ecolab, Inc.                       2,311,500
                                           --------------
                                                4,625,250
                                           --------------
COMPUTER EQUIPMENT, SOFTWARE AND SERVICES -- 5.9%
    100,000  At Road, Inc.*                       608,100
    250,000  Neoware Systems, Inc.*             2,835,000
                                           --------------
                                                3,443,100
                                           --------------
CONSUMER PRODUCTS AND SERVICES -- 4.8%
     50,000  Fortune Brands, Inc.               2,797,000
                                           --------------
DISTRIBUTION/WHOLESALE -- 2.1%
     60,000  Harte-Hanks, Inc.                  1,233,000
                                           --------------
ENGINEERING AND CONSULTING
  SERVICES -- 2.7%
     45,000  FTI Consulting, Inc.*              1,575,450
                                           --------------
FINANCIAL SERVICES -- 6.2%
     60,000  The John Nuveen Co.                1,542,000
     60,000  New Century Financial Corp.        2,098,200
                                           --------------
                                                3,640,200
                                           --------------
FOOD, BEVERAGE AND TOBACCO -- 7.4%
    100,000  Fresh Del Monte Produce,
               Inc.                             2,500,000
     60,000  Ralcorp Holdings, Inc.*            1,875,000
                                           --------------
                                                4,375,000
                                           --------------
INSURANCE -- 5.1%
     25,000  Radian Group, Inc.                 1,217,000
     80,000  Sierra Health Services,
               Inc.*                            1,788,000
                                           --------------
                                                3,005,000
                                           --------------

---------------------------------------------------------
                                            Market Value
  Shares                                      (Note 1)
---------------------------------------------------------
METALS AND MINING -- 3.8%
    200,000  Gold Fields Ltd.              $    2,244,000
                                           --------------
OFFICE EQUIPMENT AND SUPPLIES -- 2.9%
    150,000  Moore Corporation Ltd.             1,722,000
                                           --------------
PHARMACEUTICALS -- 2.7%
     50,000  Chattem, Inc.                      1,575,000
                                           --------------
RECREATION -- 2.7%
     85,000  Racing Champions Corp.*            1,569,950
                                           --------------
RESTAURANTS -- 5.4%
     60,000  Bob Evans Farms, Inc.              1,888,800
     40,000  PF Chang's China Bistro,
               Inc.*                            1,256,800
                                           --------------
                                                3,145,600
                                           --------------
RETAIL -- 12.9%
     75,000  Gart Sports Co.*                   2,109,750
    100,000  PETsMART, Inc.*                    1,604,000
     90,000  Pier One Imports, Inc.             1,867,500
    100,000  ShopKo Stores, Inc.                1,998,000
                                           --------------
                                                7,579,250
                                           --------------
TOTAL COMMON STOCKS
  (COST $52,275,275)                           55,876,650
                                           --------------
MONEY MARKET FUNDS -- 4.5%
  2,630,727  FBR Fund for Government
               Investors
               (Cost $2,630,727)                2,630,727
                                           --------------
TOTAL INVESTMENTS -- 99.8%
  (COST $54,906,002)                           58,507,377
Other Assets Less Liabilities -- 0.2%             142,842
                                           --------------
NET ASSETS -- 100.0%                       $   58,650,219
                                           ==============
NET ASSETS CONSIST OF:
  Paid-in Capital                          $   71,293,778
  Net Investment Loss                            (309,924)
  Accumulated Net Realized Loss on
    Investments                               (15,935,010)
  Net Unrealized Appreciation of
    Investments                                 3,601,375
                                           --------------
NET ASSETS                                 $   58,650,219
                                           ==============
NET ASSET VALUE PER SHARE
  (Based on 4,816,074 Shares
    Outstanding)                                   $12.18
                                           ==============

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
June 30, 2002 (continued)
(unaudited)

               MID CAP GROWTH PORTFOLIO
-------------------------------------------------------
                                          Market Value
  Shares                                    (Note 1)
-------------------------------------------------------
COMMON STOCKS -- 98.7%
AUTOMOTIVE -- 3.1%
    71,200  AutoZone, Inc.*              $    5,503,760
                                         --------------
APPAREL -- 1.7%
    53,200  Coach, Inc.*                      2,920,680
                                         --------------
BANKING -- 6.4%
   308,000  Hudson City Bancorp, Inc.         6,129,200
   129,000  North Fork Bancorporation,
              Inc.                            5,135,490
                                         --------------
                                             11,264,690
                                         --------------
BUILDING AND CONSTRUCTION -- 2.9%
   199,000  DR Horton, Inc.                   5,179,970
                                         --------------
COMPUTER EQUIPMENT, SOFTWARE
  AND SERVICES -- 13.4%
    77,000  Affiliated Computer
              Services, Inc.*                 3,655,960
   205,000  Cognos, Inc.*                     4,548,950
    79,500  Logitech International SA,
              Inc.*                           3,740,475
   179,000  The Reynolds & Reynolds Co.       5,003,050
   107,000  Symantec Corp.*                   3,514,950
   168,000  Ticketmaster, Inc.*               3,143,280
                                         --------------
                                             23,606,665
                                         --------------
CONSUMER PRODUCTS AND SERVICES -- 7.8%
   100,000  Alberto-Culver Co.                4,780,000
    65,000  Expedia, Inc.*                    3,853,850
    91,000  Fortune Brands, Inc.              5,090,540
                                         --------------
                                             13,724,390
                                         --------------
FINANCIAL SERVICES -- 4.0%
    79,200  John Nuveen Co.                   2,035,440
   100,000  Moody's Corp.                     4,975,000
                                         --------------
                                              7,010,440
                                         --------------
FOOD, BEVERAGE AND TOBACCO -- 8.2%
   206,000  Constellation Brands, Inc.*       6,592,000
   130,000  Pepsi Bottling Group, Inc.        4,004,000
   155,000  Supervalu, Inc.                   3,802,150
                                         --------------
                                             14,398,150
                                         --------------
HEALTHCARE PRODUCTS AND SERVICES -- 9.7%
    65,000  AmerisourceBergen Corp.           4,940,000
   154,000  Coventry Health Care, Inc.*       4,376,680
    64,000  Quest Diagnostics, Inc.*          5,507,200
    52,000  Triad Hospitals, Inc.*            2,203,760
                                         --------------
                                             17,027,640
                                         --------------
INSURANCE -- 1.7%
    77,000  The PMI Group, Inc.               2,941,400
                                         --------------
MANUFACTURING -- 6.5%
   105,000  ITT Industries, Inc.              7,413,000
    83,000  Pentair, Inc.                     3,990,640
                                         --------------
                                             11,403,640
                                         --------------
MEDICAL EQUIPMENT AND SUPPLIES -- 9.9%
    97,000  Dentsply International,
              Inc.                            3,580,270
    90,000  Oxford Health Plans, Inc.*        4,181,400
   103,000  Patterson Dental Co.*             5,183,990
   103,000  Henry Schein, Inc.*               4,583,500
                                         --------------
                                             17,529,160
                                         --------------

-------------------------------------------------------
                                          Market Value
  Shares                                    (Note 1)
-------------------------------------------------------
PAPER AND PACKAGING -- 1.4%
   105,000  Pactiv Corp.*                $    2,499,000
                                         --------------
PHARMACEUTICALS -- 1.9%
   209,000  Caremark RX, Inc.*                3,448,500
                                         --------------
RESTAURANTS -- 6.5%
   180,000  Outback Steakhouse, Inc.*         6,318,000
   174,000  Yum! Brands, Inc.*                5,089,500
                                         --------------
                                             11,407,500
                                         --------------
RETAIL -- 6.4%
    90,000  Michaels Stores, Inc.*            3,510,000
    49,500  Ross Stores, Inc.                 2,017,125
   187,000  William-Sonoma, Inc.*             5,733,420
                                         --------------
                                             11,260,545
                                         --------------
SEMICONDUCTORS AND RELATED -- 4.8%
   395,000  ATI Technologies, Inc.*           2,729,450
    27,000  Marvell Technology Group
              LTD, Inc.*                        537,030
   192,000  Microchip Technology, Inc.*       5,266,560
                                         --------------
                                              8,533,040
                                         --------------
TELECOMMUNICATIONS EQUIPMENT AND
  SERVICES -- 2.4%
    80,000  L-3 Communications
              Holdings, Inc.*                 4,320,000
                                         --------------
TOTAL COMMON STOCKS
  (COST $168,184,520)                       173,979,170
                                         --------------
TOTAL INVESTMENTS -- 98.7%
  (COST $168,184,520)                    $  173,979,170
Other Assets Less Liabilities -- 1.3%         2,277,540
                                         --------------
NET ASSETS -- 100.0%                     $  176,256,710
                                         ==============
NET ASSETS CONSIST OF:
  Paid-in Capital applicable to:
    Regular Class                        $  226,900,792
    I Class                                  26,443,212
  Net Investment Loss                          (635,106)
  Accumulated Net Realized Loss on
    Investments                             (82,246,838)
  Net Unrealized Appreciation of
    Investments                               5,794,650
                                         --------------
NET ASSETS                               $  176,256,710
                                         ==============
  REGULAR CLASS                          $  160,921,485
                                         ==============
  I CLASS                                $   15,335,225
                                         ==============
NET ASSET VALUE PER SHARE:
  REGULAR CLASS
    (Based on 7,945,803 Shares
      Outstanding)                               $20.25
                                         ==============
  I CLASS
    (Based on 749,727 Shares
      Outstanding)                               $20.45
                                         ==============

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
June 30, 2002 (continued)
(unaudited)

             AGGRESSIVE MICRO CAP PORTFOLIO
--------------------------------------------------------
                                           Market Value
  Shares                                     (Note 1)
--------------------------------------------------------
COMMON STOCKS -- 96.9%
AEROSPACE/DEFENSE -- 4.7%
    10,000  DRS Technologies, Inc.*       $      427,500
    10,000  Herley Industries, Inc.*             212,100
                                          --------------
                                                 639,600
                                          --------------
AUTOMOTIVE -- 7.2%
    30,000  Aftermarket Technology
              Corp.*                             584,700
    15,000  Lithia Motors, Inc.*                 392,850
                                          --------------
                                                 977,550
                                          --------------
BUILDING AND CONSTRUCTION -- 5.2%
    20,000  Hovnanian Enterprises, Inc.*         717,600
                                          --------------
CHEMICALS -- 3.1%
    20,000  A. Schulman, Inc.                    428,980
                                          --------------
COMPUTER EQUIPMENT, SOFTWARE AND
  SERVICES -- 9.5%
    10,000  CACI International, Inc.*            381,900
    40,000  Infinium Software, Inc.*             240,000
    20,000  PracticeWorks, Inc.*                 360,000
   110,000  Silicon Graphics, Inc.*              323,400
                                          --------------
                                               1,305,300
                                          --------------
ENGINEERING AND CONSULTING
  SERVICES -- 7.2%
     5,000  EMCOR Group, Inc.*                   290,050
    20,000  FTI Consulting, Inc.*                700,200
                                          --------------
                                                 990,250
                                          --------------
FINANCIAL SERVICES -- 5.3%
    10,000  New Century Financial Corp.          349,700
    30,000  PRG-Schultz International,
              Inc.*                              369,300
                                          --------------
                                                 719,000
                                          --------------
FOOD, BEVERAGE AND TOBACCO -- 4.6%
    15,000  Cott Corp. *                         284,850
    10,000  Panera Bread Co.*                    347,500
                                          --------------
                                                 632,350
                                          --------------
HEALTHCARE PRODUCTS AND SERVICES -- 5.7%
    20,000  American Medical Security
              Group, Inc.                        478,800
    20,000  Radiologix, Inc.*                    302,000
                                          --------------
                                                 780,800
                                          --------------
INSURANCE -- 3.3%
    10,000  Hilb, Rogal, and Hamilton
              Co.                                452,500
                                          --------------
MANUFACTURING -- 7.6%
    25,000  Griffon Corp.*                       452,500
    25,000  Matthews International Corp.         583,750
                                          --------------
                                               1,036,250
                                          --------------

--------------------------------------------------------
                                           Market Value
  Shares                                     (Note 1)
--------------------------------------------------------
MEDICAL EQUIPMENT AND SUPPLIES -- 4.7%
    15,000  CONMED Corp.*                 $      334,950
    20,000  Hanger Orthopedic Group,
              Inc.*                              301,600
                                          --------------
                                                 636,550
                                          --------------
PAPER AND PACKAGING -- 5.9%
    25,000  BWAY Corp.*                          398,750
    10,000  Silgan Holdings, Inc.*               404,400
                                          --------------
                                                 803,150
                                          --------------
PHARMACEUTICALS -- 3.5%
    15,000  Chattem, Inc.*                       472,500
                                          --------------
RESTAURANTS -- 9.4%
    20,000  Landry's Restaurants, Inc.           510,200
    10,000  PF Chang's China Bistro,
              Inc.*                              314,200
    30,000  The Steak n Shake Co.*               465,000
                                          --------------
                                               1,289,400
                                          --------------
RETAIL -- 8.1%
     5,000  A.C. Moore Arts & Crafts,
              Inc.*                              235,000
    10,000  Circuit City Stores, Inc.*           220,400
    10,000  Fred's, Inc.                         367,800
    25,000  The Sports Authority, Inc.*          284,000
                                          --------------
                                               1,107,200
                                          --------------
TELECOMMUNICATIONS EQUIPMENT AND
  SERVICES -- 1.9%
    10,000  Itron, Inc.*                         262,300
                                          --------------
TOTAL COMMON STOCKS
  (COST $11,209,896)                          13,251,280
                                          --------------
MONEY MARKET FUNDS -- 3.0%
   416,369  FBR Fund for Government
              Investors
              (Cost $416,369)                    416,369
                                          --------------
TOTAL INVESTMENTS -- 99.9%
  (COST $11,626,265)                      $   13,667,649
   Other Assets Less Liabilities -- 0.1%          10,470
                                          --------------
NET ASSETS -- 100.0%                      $   13,678,119
                                          ==============
NET ASSETS CONSIST OF:
  Paid-in Capital                         $   21,812,645
  Net Investment Loss                            (85,882)
  Accumulated Net Realized Loss on
    Investments                              (10,090,028)
  Net Unrealized Appreciation of
    Investments                                2,041,384
                                          --------------
NET ASSETS                                $   13,678,119
                                          ==============
NET ASSET VALUE PER SHARE
  (Based on 571,823 Shares
    Outstanding)                                  $23.92
                                          ==============

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
June 30, 2002 (continued)
(unaudited)

               SMALL CAP VALUE PORTFOLIO
-------------------------------------------------------
                                           Market Value
  Shares                                     (Note 1)
-------------------------------------------------------
COMMON STOCKS -- 92.0%
AUTOMOTIVE -- 3.0%
     8,620  O'Reilly Automotive, Inc.*     $   237,567
                                           -----------
CASINOS AND GAMING -- 1.5%
     9,950  Alliance Gaming Corp.*             121,589
                                           -----------
CHEMICALS -- 5.8%
    29,900  RPM, Inc.                          455,975
                                           -----------
COMPUTER EQUIPMENT, SOFTWARE AND SERVICES -- 3.4%
    27,400  Acclaim Entertainment, Inc.*        96,722
     7,500  NetIQ Corp.*                       169,725
                                           -----------
                                               266,447
                                           -----------
CONSUMER PRODUCTS AND SERVICES -- 5.9%
     7,400  Regis Corp.                        199,941
    41,320  Stewart Enterprises, Inc.*         263,208
                                           -----------
                                               463,149
                                           -----------
FINANCIAL SERVICES -- 20.2%
    12,750  Charter Municipal Mortgage
              Acceptance Co.                   227,970
    16,050  Dime Community Bancshares,
              Inc.                             364,175
    15,300  Local Financial Corp.*             249,543
    16,800  Republic Bancorp, Inc.             250,992
    24,000  Sterling Bancshares, Inc.          354,480
    24,000  United Bankshares, Inc.            146,900
                                           -----------
                                             1,594,060
                                           -----------
FOOD, BEVERAGE AND TOBACCO -- 3.9%
     1,950  Ralcorp Holdings, Inc.*             60,937
     5,300  Sensient Technologies Corp.        120,628
     6,550  United Natural Foods, Inc.*        127,725
                                           -----------
                                               309,290
                                           -----------
HEALTHCARE PRODUCTS AND SERVICES -- 4.3%
     7,750  NDCHealth Corp.                    216,225
    15,050  US Oncology, Inc.*                 125,366
                                           -----------
                                               341,591
                                           -----------
INSURANCE -- 4.6%
     5,610  AmerUs Group Co.                   207,851
     3,000  RLI Corp.                          154,650
                                           -----------
                                               362,501
                                           -----------
MANUFACTURING -- 3.2%
    10,360  CIRCOR International, Inc.         177,674
     2,950  Ocular Sciences, Inc. *             78,175
                                           -----------
                                               255,849
                                           -----------
MEDICAL EQUIPMENT AND SUPPLIES -- 3.1%
     3,550  Owens & Minor, Inc.                 70,148
     2,550  Pediatrix Medical Group,
              Inc.*                             63,750
     9,610  Sola International, Inc.*          110,515
                                           -----------
                                               244,413
                                           -----------

-------------------------------------------------------
                                           Market Value
  Shares                                     (Note 1)
-------------------------------------------------------
OFFICE EQUIPMENT AND SUPPLIES -- 4.7%
    19,250  IKON Office Solutions, Inc.    $   180,950
     7,180  School Specialty, Inc.*            190,701
                                           -----------
                                               371,651
                                           -----------
OIL AND GAS SERVICES -- 2.9%
    10,500  ONEOK, Inc.                        230,475
                                           -----------
PHARMACEUTICALS -- 1.0%
     5,900  PARELEX International Corp.*        82,069
                                           -----------
REAL ESTATE -- 1.9%
    11,300  Anthracite Capital, Inc.           149,725
                                           -----------
RECREATIONAL PRODUCTS -- 3.3%
    14,830  Arctic Cat, Inc.                   257,879
                                           -----------
RESTAURANTS -- 5.1%
     7,850  Jack in the Box, Inc.*             249,630
    11,700  Ryan's Family Steak House,
              Inc.*                            154,557
                                           -----------
                                               404,187
                                           -----------
RETAIL -- 1.3%
     2,580  Michaels Stores, Inc.*             100,620
                                           -----------
SEMICONDUCTORS AND RELATED -- 1.5%
     6,860  ESS Technology, Inc.*              120,324
                                           -----------
TELECOMMUNICATIONS EQUIPMENT AND SERVICES -- 2.0%
     9,350  Inter-Tel, Inc.                    159,979
                                           -----------
TEXTILES -- 1.6%
    33,200  WestPoint Stevens, Inc.*           128,484
                                           -----------
TOYS -- 2.2%
     9,850  JAKKS Pacific, Inc.*               174,443
                                           -----------
TRANSPORTATION -- 1.2%
     4,825  Airborne, Inc.                      92,640
                                           -----------
UTILITIES -- 4.4%
     4,520  AGL Resources, Inc.                105,813
     6,500  Piedmont Natural Gas Co.           240,370
                                           -----------
                                               346,183
                                           -----------
TOTAL COMMON STOCKS
  (COST $7,268,566)                          7,271,090
                                           -----------

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
June 30, 2002 (continued)
(unaudited)

               SMALL CAP VALUE PORTFOLIO
-------------------------------------------------------
                                           Market Value
  Shares                                     (Note 1)
-------------------------------------------------------
MONEY MARKET FUNDS -- 9.0%
   710,159  FBR Fund for Government
              Investors
              (Cost $710,159)              $   710,159
                                           -----------
TOTAL INVESTMENTS -- 101.0%
  (COST $7,978,725)                          7,981,249
Liabilities in Excess of Other
  Assets -- (1.0)%                             (75,496)
                                           -----------
NET ASSETS -- 100.0%                       $ 7,905,753
                                           ===========
NET ASSETS CONSIST OF:
  Paid-in Capital                          $ 7,152,186
  Net Investment Loss                           (5,635)
  Accumulated Net Realized Gain on
    Investments                                756,678
  Net Unrealized Appreciation of
    Investments                                  2,524
                                           -----------
NET ASSETS                                 $ 7,905,753
                                           ===========
NET ASSET VALUE PER SHARE
  (Based on 617,606 Shares Outstanding)         $12.80
                                           ===========

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
June 30, 2002 (continued)
(unaudited)

               LARGE CAP GROWTH PORTFOLIO
---------------------------------------------------------
                                            Market Value
  Shares                                      (Note 1)
---------------------------------------------------------
COMMON STOCKS -- 99.7%
APPAREL -- 1.8%
     5,100  Nike, Inc.                     $      273,615
                                           --------------
AEROSPACE/DEFENSE -- 3.2%
     7,000  Lockheed Martin Corp.                 486,500
                                           --------------
CHEMICALS -- 2.0%
     6,500  BASF AG, Inc.                         302,250
                                           --------------
COMPUTER EQUIPMENT, SOFTWARE AND SERVICES -- 9.0%
    28,500  Dell Computer Corp.*                  744,990
    15,100  Emulex Corp.*                         339,901
     8,000  First Data Corp.                      301,280
                                           --------------
                                                1,386,171
                                           --------------
CONSUMER PRODUCTS AND SERVICES -- 5.8%
    10,000  Clorox Co.                            413,500
     5,300  Procter & Gamble Co.                  473,290
                                           --------------
                                                  886,790
                                           --------------
FINANCIAL SERVICES -- 8.2%
     7,200  Fifth Third Bancorp                   479,880
     8,000  USA Education, Inc.                   775,200
                                           --------------
                                                1,255,080
                                           --------------
FOOD, BEVERAGE AND TOBACCO -- 11.0%
    12,000  Anheuser-Busch Companies,
              Inc.                                600,000
    15,100  Conagra Foods, Inc.                   417,515
     7,100  Diageo PLC                            366,715
     5,500  Wm. Wrigley Jr. Co.                   304,425
                                           --------------
                                                1,688,655
                                           --------------
HEALTHCARE PRODUCTS AND SERVICES -- 12.1%
     7,200  Johnson & Johnson                     376,272
    10,100  Tenet Healthcare Corp.*               722,655
     8,300  UnitedHealth Group, Inc.              759,865
                                           --------------
                                                1,858,792
                                           --------------
INDUSTRIAL GASES -- 3.9%
    12,000  Air Products & Chemicals, Inc         605,640
                                           --------------
INSURANCE -- 3.3%
     8,700  The Progressive Corp.                 503,295
                                           --------------

---------------------------------------------------------
                                            Market Value
  Shares                                      (Note 1)
---------------------------------------------------------
MANUFACTURING -- 3.6%
     8,000  Illinois Tool Works, Inc.      $      551,360
                                           --------------
RECREATIONAL VEHICLES -- 3.7%
    11,000  Harley-Davidson, Inc.                 563,970
                                           --------------
RETAIL -- 21.1%
     7,550  Kohl's Corp.*                         529,104
    12,700  Lowe's Companies, Inc.                576,580
     7,400  Sears, Roebuck and Co.                401,820
    13,000  Target Corp.                          482,820
    36,600  TJX Companies, Inc.                   717,726
     9,500  Wal-Mart Stores, Inc.                 522,595
                                           --------------
                                                3,230,645
                                           --------------
SEMICONDUCTORS AND RELATED -- 11.0%
    14,000  Applied Materials, Inc.*              266,280
    17,200  Intel Corp.                           314,244
    12,300  KLA-Tencor Corp.*                     541,077
    43,340  Taiwan Semiconductor
              Manufacturing Co. Ltd. ADR*         563,420
                                           --------------
                                                1,685,021
                                           --------------
TOTAL COMMON STOCKS
  (COST $15,160,536)                           15,277,784
                                           --------------
MONEY MARKET FUNDS -- 0.0%
        88  FBR Fund for Government
              Investors
              (Cost $88)                               88
                                           --------------
TOTAL INVESTMENTS -- 99.7%
  (COST $15,160,624)                           15,277,872
Other Assets Less Liabilities -- 0.3%              44,356
                                           --------------
NET ASSETS -- 100.0%                       $   15,322,228
                                           ==============
NET ASSETS CONSIST OF:
  Paid-in Capital                          $   34,513,544
  Net Investment Loss                             (81,943)
  Accumulated Net Realized Loss on
    Investments                               (19,226,621)
  Net Unrealized Appreciation of
    Investments                                   117,248
                                           --------------
NET ASSETS                                 $   15,322,228
                                           ==============
NET ASSET VALUE PER SHARE
  (Based on 1,041,553 Shares Outstanding)          $14.71
                                           ==============

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
June 30, 2002 (continued)
(unaudited)

               LARGE CAP VALUE PORTFOLIO
-------------------------------------------------------
                                           Market Value
  Shares                                     (Note 1)
-------------------------------------------------------
COMMON STOCKS -- 95.8%
AUTOMOTIVE -- 7.8%
     2,850  AutoNation, Inc.*              $    41,325
     2,200  Delphi Corp.                        29,040
                                           -----------
                                                70,365
                                           -----------
BANKING -- 10.5%
     2,050  AmSouth Bancorporation              45,879
     1,760  KeyCorp                             48,048
                                           -----------
                                                93,927
                                           -----------
CONSUMER PRODUCTS AND SERVICES -- 6.7%
       980  Avon Products, Inc.                 51,195
       100  Procter and Gamble Co.               8,930
                                           -----------
                                                60,125
                                           -----------
FINANCIAL SERVICES -- 22.8%
       790  Freddie Mac                         48,348
       200  Fannie Mae                          14,750
       880  Household International,
              Inc.                              43,736
     1,250  John Hancock Financial
              Services, Inc.                    44,000
       960  MBIA, Inc.                          54,269
                                           -----------
                                               205,103
                                           -----------
FOOD, BEVERAGE AND TOBACCO -- 11.9%
       760  Anheuser-Busch Companies,
              Inc.                              38,000
       970  PepsiCo, Inc.                       46,754
       230  Philip Morris Companies,
              Inc.                              10,046
       800  Tyson Foods, Inc.                   12,408
                                           -----------
                                               107,208
                                           -----------
HEALTHCARE PRODUCTS AND SERVICES -- 3.2%
       750  Abbott Laboratories                 28,237
                                           -----------
INSURANCE -- 6.5%
     1,500  AFLAC, Inc.                         48,000
       360  Metlife, Inc.                       10,368
                                           -----------
                                                58,368
                                           -----------
MEDICAL EQUIPMENT AND SUPPLIES -- 1.6%
       410  Becton, Dickinson and Co.           14,125
                                           -----------

-------------------------------------------------------
                                           Market Value
  Shares                                     (Note 1)
-------------------------------------------------------
OFFICE EQUIPMENT AND SUPPLIES -- 4.0%
     2,150  Office Depot, Inc.*            $    36,120
                                           -----------
RETAIL -- 13.7%
     1,190  Costco Wholesale Corp.*             45,958
       850  Federated Department Stores,
              Inc.*                             33,745
     1,150  Target Corp.                        43,815
                                           -----------
                                               123,518
                                           -----------
UTILITIES -- 7.1%
       110  American Electric Power Co.,
              Inc.                               4,402
       150  Cinergy Corp.                        5,399
     1,090  Public Service Enterprise
              Group, Inc.                       47,197
       250  The Southern Co.                     6,850
                                           -----------
                                                63,848
                                           -----------
TOTAL COMMON STOCKS
  (COST $894,551)                              860,944
                                           -----------
MONEY MARKET FUNDS -- 6.7%
    60,793  FBR Fund for Government
              Investors
              (Cost $60,793)                    60,793
                                           -----------
TOTAL INVESTMENTS -- 102.5%
  (COST $955,344)                          $   921,737
Liabilities in Excess of Other
  Assets -- (2.5)%                             (22,832)
                                           -----------
NET ASSETS -- 100.0%                       $   898,905
                                           ===========
NET ASSETS CONSIST OF:
  Paid-in Capital                          $ 1,210,063
  Net Investment Income                            940
  Accumulated Net Realized Loss on
    Investments                               (278,491)
  Net Unrealized Depreciation of
    Investments                                (33,607)
                                           -----------
NET ASSETS                                 $   898,905
                                           ===========
NET ASSET VALUE PER SHARE
  (Based on 103,594 Shares Outstanding)          $8.68
                                           ===========

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
June 30, 2002 (continued)
(unaudited)

          AGGRESSIVE SMALL CAP EQUITY PORTFOLIO
---------------------------------------------------------
                                            Market Value
  Shares                                      (Note 1)
---------------------------------------------------------
COMMON STOCKS -- 98.0%
AUTOMOTIVE -- 1.9%
     3,900  BorgWarner, Inc.               $      225,264
                                           --------------
BANKING -- 3.0%
    12,000  Independence Community Bank
              Corp.                               344,760
                                           --------------
BUILDING AND CONSTRUCTION -- 2.3%
     5,400  Ryland Group, Inc.                    268,650
                                           --------------
CASINOS AND GAMING -- 8.2%
    15,400  Isle of Capri Casinos, Inc.*          311,850
    20,800  Penn National Gaming, Inc.*           377,520
    33,800  Scientific Games Corp.*               268,372
                                           --------------
                                                  957,742
                                           --------------
CHEMICALS -- 5.9%
     5,800  Albemarle Corp.                       178,930
    13,100  RPM, Inc.                             199,775
    14,200  A. Schulman, Inc.                     304,576
                                           --------------
                                                  683,281
                                           --------------
COMPUTER EQUIPMENT, SOFTWARE AND
  SERVICES -- 4.1%
    10,100  JDA Software Group, Inc.*             285,426
    21,600  Pegasystems, Inc.*                    194,810
                                           --------------
                                                  480,236
                                           --------------
ELECTRONICS -- 1.0%
     4,900  Cubic Corp.                           116,130
                                           --------------
FINANCIAL SERVICES -- 5.9%
    10,500  Capitol Federal Financial             273,840
    11,800  New Century Financial Corp.           412,646
                                           --------------
                                                  686,486
                                           --------------
FOOD, BEVERAGE AND TOBACCO -- 10.9%
     8,000  Dole Food Co., Inc.                   232,000
     4,800  Dreyer's Grand Ice Cream,
              Inc.                                329,280
     8,600  Fresh Del Monte Produce, Inc.         215,000
     8,600  Panera Bread Co.*                     298,850
     6,400  Ralcorp Holdings, Inc.*               200,000
                                           --------------
                                                1,275,130
                                           --------------
HEALTHCARE PRODUCTS AND
  SERVICES -- 4.9%
     1,945  Accredo Health, Inc.                   89,722
     6,300  Coventry Health Care, Inc.*           179,550
    10,100  Gentiva Health Services,
              Inc.*                                90,799
    13,900  Radiologix, Inc.*                     209,890
                                           --------------
                                                  569,961
                                           --------------
MANUFACTURING -- 5.0%
     9,600  AGCO Corp.*                           187,200
     5,300  Donaldson Co., Inc.                   185,712
    11,500  Lennox International, Inc.            206,885
                                           --------------
                                                  579,797
                                           --------------

---------------------------------------------------------
                                            Market Value
  Shares                                      (Note 1)
---------------------------------------------------------
OFFICE EQUIPMENT AND
  SUPPLIES -- 3.3%
    34,000  Moore Corp. Ltd*               $      390,320
                                           --------------
OIL AND GAS SERVICES -- 1.4%
    20,900  Ultra Petroleum Corp.*                158,631
                                           --------------
PAPER AND PACKAGING -- 4.1%
    11,400  Ball Corp.                            472,872
                                           --------------
PHARMACEUTICALS -- 1.7%
     6,300  Chattem, Inc.                         198,450
                                           --------------
PRINTING -- 1.6%
     3,000  Media General, Inc.                   181,200
                                           --------------
REAL ESTATE -- 2.4%
     6,400  Capital Automotive REIT               152,704
     5,300  Fidelity National Information
              Solutions, Inc.*                    127,200
                                           --------------
                                                  279,904
                                           --------------
RECREATION -- 1.4%
     8,800  Racing Champions Corp.*               162,536
                                           --------------
RESTAURANTS -- 7.8%
     4,300  Bob Evans Farms, Inc.                 135,364
     6,900  CBRL Group, Inc.                      210,588
     6,600  PF Chang's China Bistro,
              Inc.*                               207,372
    18,150  Ryan's Family Steak Houses,
              Inc.*                               239,762
     7,500  The Steak n Shake Co.*                116,250
                                           --------------
                                                  909,336
                                           --------------
RETAIL -- 17.3%
     2,100  A.C. Moore Arts & Crafts,
              Inc.*                                99,435
     9,750  Fred's, Inc.                          358,605
     7,700  Hancock Fabrics, Inc.                 142,989
     5,600  Linens 'n Things, Inc.*               183,736
    16,400  Pier One Imports, Inc.                340,300
     6,000  Sharper Image Corp.*                  120,900
    11,200  The Sports Authority, Inc.*           127,232
     7,500  Tractor Supply Co.*                   532,425
     5,800  Tuesday Morning Corp.*                107,648
                                           --------------
                                                2,013,270
                                           --------------
SEMICONDUCTORS AND RELATED -- 3.9%
     9,300  Cymer, Inc.*                          325,872
     5,700  Standard Microsystems Corp.*          134,577
                                           --------------
                                                  460,449
                                           --------------
TOTAL COMMON STOCKS
  (COST $10,504,841)                           11,414,405
                                           --------------

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
June 30, 2002 (continued)
(unaudited)

          AGGRESSIVE SMALL CAP EQUITY PORTFOLIO
---------------------------------------------------------
                                            Market Value
  Shares                                      (Note 1)
---------------------------------------------------------
MONEY MARKET FUNDS -- 2.3%
   272,237  FBR Fund for Government
              Investors (Cost $272,237)    $      272,237
                                           --------------
TOTAL INVESTMENTS -- 100.3%
  (COST $10,777,078)                       $   11,686,642
Liabilities in Excess of Other
  Assets -- (0.3)%                                (34,564)
                                           --------------
NET ASSETS -- 100.0%                       $   11,652,078
                                           ==============
NET ASSETS CONSIST OF:
  Paid-in Capital                          $   24,565,591
  Net Investment Loss                             (80,234)
  Accumulated Net Realized Loss on
    Investments                               (13,742,843)
  Net Unrealized Appreciation of
    Investments                                   909,564
                                           --------------
NET ASSETS                                 $   11,652,078
                                           ==============
NET ASSET VALUE PER SHARE
  (Based on 1,633,742 Shares Outstanding)           $7.13
                                           ==============

------------------------------

* Non-income producing

ADR American Depository Receipts

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2002
(unaudited)

                                                             AGGRESSIVE       MID CAP       AGGRESSIVE
                                                               GROWTH          GROWTH       MICRO CAP
                                                              PORTFOLIO      PORTFOLIO      PORTFOLIO
 INVESTMENT INCOME
   Interest (Note 1).......................................  $    14,598    $     67,913    $    4,360
   Dividends (Note 1)......................................      143,645         517,265        14,963
                                                             -----------    ------------    ----------
     Total Investment Income...............................      158,243         585,178        19,323
                                                             -----------    ------------    ----------
 EXPENSES
   Investment Advisory Fee (Note 2)........................      263,932         781,895        59,310
   Administrative Fee (Note 2).............................       78,552          93,083        17,652
   Distribution Plan Fees -- Regular Class (Note 4)........       78,552         213,404        17,652
   Transfer Agent and Custodian Fee (Note 3)...............       59,119         155,300        27,298
   Shareholder Reports and Notices.........................       18,626          71,821         8,900
   Insurance Fees..........................................       11,160          36,203         2,993
   Registration Fees.......................................        8,524          24,485        13,886
   Trustees' Fees and Expenses (Note 2)....................        3,571           3,571         3,571
   Audit Fees..............................................        3,300           3,300         3,300
   Legal Fees..............................................        3,240           3,240         3,240
   Other Expenses..........................................          917           1,992           676
                                                             -----------    ------------    ----------
     Total Expenses........................................      529,493       1,388,294       158,478
     Less Expenses Reimbursed by Investment Adviser (Note
       2)..................................................      (61,326)       (168,010)      (53,273)
                                                             -----------    ------------    ----------
       Net Expenses........................................      468,167       1,220,284       105,205
                                                             -----------    ------------    ----------
 NET INVESTMENT LOSS.......................................     (309,924)       (635,106)      (85,882)
                                                             -----------    ------------    ----------
 Net Realized Gain (Loss) on Investment Transactions.......   (4,549,024)     (7,291,923)    1,177,505
 Change in Net Unrealized Appreciation of Investments......   (4,652,453)    (11,403,519)     (662,619)
                                                             -----------    ------------    ----------
 NET INCOME (LOSS) ON INVESTMENTS..........................   (9,201,477)    (18,695,442)      514,886
                                                             -----------    ------------    ----------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS..............................................  $(9,511,401)   $(19,330,548)   $  429,004
                                                             ===========    ============    ==========

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2002
(unaudited)

                                             SMALL CAP     LARGE CAP      LARGE CAP    AGGRESSIVE SMALL
                                               VALUE         GROWTH         VALUE         CAP EQUITY
                                             PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO
 INVESTMENT INCOME
   Interest (Note 1).......................  $   1,719    $      3,166    $    226       $     2,918
   Dividends (Note 1)......................     38,038          52,724       7,331            17,547
                                             ---------    ------------    --------       -----------
     Total Investment Income...............     39,757          55,890       7,557            20,465
                                             ---------    ------------    --------       -----------
 EXPENSES
   Investment Advisory Fee (Note 2)........     25,590          77,705       3,545            56,770
   Administrative Fee (Note 2).............      7,616          23,127       1,182            16,896
   Distribution Plan Fees (Note 4).........      7,616          23,127       1,182            16,896
   Transfer Agent and Custodian Fee (Note
     3)....................................     24,157          30,530      21,421            31,653
   Organizational Expense (Note 1).........      9,180           9,180       9,180                --
   Registration Fees.......................      8,626           8,626       8,626            17,049
   Trustees' Fees and Expenses (Note 2)....      3,571           3,571       3,571             3,571
   Audit Fees..............................      3,300           3,300       3,300             3,000
   Legal Fees..............................      3,240           3,240       3,240             3,240
   Shareholder Reports and Notices.........      2,792          10,995       1,088            18,916
   Insurance Fees..........................        541           4,729         207             3,211
   Other Expenses..........................        305             639         298               493
                                             ---------    ------------    --------       -----------
     Total Expenses........................     96,534         198,769      56,840           171,695
     Less Expenses Reimbursed by Investment
       Adviser (Note 2)....................    (51,142)        (60,936)    (50,223)          (70,996)
                                             ---------    ------------    --------       -----------
       Net Expenses........................     45,392         137,833       6,617           100,699
                                             ---------    ------------    --------       -----------
 NET INVESTMENT INCOME (LOSS)..............     (5,635)        (81,943)        940           (80,234)
                                             ---------    ------------    --------       -----------
 Net Realized Gain (Loss) on Investment
   Transactions............................    469,395     (19,226,621)     16,532        (1,798,820)
 Change in Net Unrealized Appreciation/
   Depreciation of Investments.............   (326,095)        117,248     (43,684)         (495,568)
                                             ---------    ------------    --------       -----------
 NET GAIN (LOSS) ON INVESTMENTS............    143,300     (19,109,373)    (27,152)       (2,294,388)
                                             ---------    ------------    --------       -----------
 NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS...............  $ 137,665    $(19,191,316)   $(26,212)      $(2,374,622)
                                             =========    ============    ========       ===========

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                   AGGRESSIVE GROWTH                MID CAP GROWTH
                                                       PORTFOLIO                       PORTFOLIO
                                              FOR THE SIX    FOR THE YEAR     FOR THE SIX    FOR THE YEAR
                                             MONTHS ENDED        ENDED       MONTHS ENDED        ENDED
                                             JUNE 30, 2002   DECEMBER 31,    JUNE 30, 2002   DECEMBER 31,
                                              (UNAUDITED)        2001         (UNAUDITED)        2001
                                             -------------   -------------   -------------   -------------
 FROM INVESTMENT ACTIVITIES
   Net Investment Loss.....................  $   (309,924)   $    (254,873)  $   (635,106)   $    (336,434)
   Net Realized Loss on Investment
     Transactions..........................    (4,549,024)      (9,099,335)    (7,291,923)     (53,679,300)
   Change in Net Unrealized Appreciation of
     Investments...........................    (4,652,453)      (2,480,799)   (11,403,519)     (24,508,738)
                                             ------------    -------------   ------------    -------------
     Net Decrease in Net Assets Resulting
       from Operations.....................    (9,511,401)     (11,835,007)   (19,330,548)     (78,524,472)
                                             ------------    -------------   ------------    -------------
 FROM SHARE TRANSACTIONS
   Net Proceeds from Sales of Shares:
       Regular Class.......................    29,274,847      150,873,005     53,143,633      221,183,096
       I Class.............................            --               --      4,334,154        5,840,632
   Cost of Shares Redeemed:
       Regular Class.......................   (34,369,010)    (152,927,618)   (40,019,153)    (244,942,950)
       I Class.............................            --               --     (1,592,360)      (9,821,891)
                                             ------------    -------------   ------------    -------------
     Net Increase (Decrease) in Net Assets
       Resulting from Share Transactions...    (5,094,163)      (2,054,613)    15,866,274      (27,741,113)
                                             ------------    -------------   ------------    -------------
     TOTAL DECREASE IN NET ASSETS..........   (14,605,564)     (13,889,620)    (3,464,274)    (106,265,585)
 NET ASSETS -- Beginning of Period.........    73,255,783       87,145,403    179,720,984      285,986,569
                                             ------------    -------------   ------------    -------------
 NET ASSETS -- End of Period...............  $ 58,650,219    $  73,255,783   $176,256,710    $ 179,720,984
                                             ============    =============   ============    =============
 SHARES
   Sold:
       Regular Class.......................     2,240,955       10,975,786      2,403,833        9,035,895
       I Class.............................            --               --        196,469          232,927
   Redeemed:
       Regular Class.......................    (2,621,761)     (11,150,780)    (1,827,592)     (10,129,589)
       I Class.............................            --               --        (71,983)        (413,828)
                                             ------------    -------------   ------------    -------------
     Net Increase (Decrease) in Shares.....      (380,806)        (174,994)       700,727       (1,274,595)
                                             ============    =============   ============    =============

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                   AGGRESSIVE MICRO CAP             SMALL CAP VALUE
                                                        PORTFOLIO                      PORTFOLIO
                                                FOR THE SIX    FOR THE YEAR    FOR THE SIX    FOR THE YEAR
                                               MONTHS ENDED       ENDED       MONTHS ENDED       ENDED
                                               JUNE 30, 2002   DECEMBER 31,   JUNE 30, 2002   DECEMBER 31,
                                                (UNAUDITED)        2001        (UNAUDITED)        2001
                                               -------------   ------------   -------------   ------------
 FROM INVESTMENT ACTIVITIES
   Net Investment Income (Loss)..............   $   (85,882)   $  (130,899)    $    (5,635)   $     9,389
   Net Realized Gain (Loss) on Investment
     Transactions............................     1,177,505     (5,675,002)        469,395        441,104
   Change in Net Unrealized Appreciation of
     Investments.............................      (662,619)     1,785,959        (326,095)        28,298
                                                -----------    ------------    -----------    -----------
     Net Increase (Decrease) in Net Assets
       Resulting from Operations.............       429,004     (4,019,942)        137,665        478,791
                                                -----------    ------------    -----------    -----------
 DISTRIBUTIONS TO SHAREHOLDERS
   From Net Investment Income................            --             --              --        (16,426)
                                                -----------    ------------    -----------    -----------
 FROM SHARE TRANSACTIONS
   Net Proceeds from Sales of Shares.........     3,143,768     44,845,031       5,575,453      9,463,455
   Reinvestment of Distributions.............            --             --              --         16,243
   Cost of Shares Redeemed...................    (6,437,363)   (53,473,862)     (2,581,353)    (7,132,274)
                                                -----------    ------------    -----------    -----------
     Net Increase (Decrease) in Net Assets
       Resulting from Share Transactions.....    (3,293,595)    (8,628,831)      2,994,100      2,347,424
                                                -----------    ------------    -----------    -----------
     TOTAL INCREASE (DECREASE) IN NET
       ASSETS................................    (2,864,591)   (12,648,773)      3,131,765      2,809,789
 NET ASSETS -- Beginning of Period...........    16,542,710     29,191,483       4,773,988      1,964,199
                                                -----------    ------------    -----------    -----------
 NET ASSETS -- End of Period.................   $13,678,119    $16,542,710     $ 7,905,753    $ 4,773,988
                                                ===========    ============    ===========    ===========
 SHARES
   Sold......................................       132,030      2,038,514         427,461        838,962
   Issued in Reinvestment of Distributions...            --             --              --          1,325
   Redeemed..................................      (276,441)    (2,402,343)       (200,310)      (630,425)
                                                -----------    ------------    -----------    -----------
     Net Increase (Decrease) in Shares.......      (144,411)      (363,829)        227,151        209,862
                                                ===========    ============    ===========    ===========

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                     LARGE CAP GROWTH               LARGE CAP VALUE
                                                        PORTFOLIO                      PORTFOLIO
                                                FOR THE SIX    FOR THE YEAR    FOR THE SIX    FOR THE YEAR
                                               MONTHS ENDED       ENDED       MONTHS ENDED       ENDED
                                               JUNE 30, 2002   DECEMBER 31,   JUNE 30, 2002   DECEMBER 31,
                                                (UNAUDITED)        2001        (UNAUDITED)        2001
                                               -------------   ------------   -------------   ------------
 FROM INVESTMENT ACTIVITIES
   Net Investment Income (Loss)..............   $   (81,943)   $  (162,473)     $     940     $     6,011
   Net Realized Gain (Loss) on Investment
     Transactions............................      (711,455)   (14,555,778)        16,532        (159,534)
   Change in Net Unrealized Appreciation/
     Depreciation of Investments.............    (1,451,264)     4,237,420        (43,684)        (28,830)
                                                -----------    ------------     ---------     -----------
     Net Decrease in Net Assets Resulting
       from Operations.......................    (2,244,662)   (10,480,831)       (26,212)       (182,353)
                                                -----------    ------------     ---------     -----------
 DISTRIBUTIONS TO SHAREHOLDERS
   From Net Investment Income................            --             --             --          (8,810)
                                                -----------    ------------     ---------     -----------
 FROM SHARE TRANSACTIONS
   Net Proceeds from Sales of Shares.........     1,892,088     27,238,340        621,084       2,375,536
   Reinvestment of Distributions.............            --             --             --           8,753
   Cost of Shares Redeemed...................    (5,160,023)   (39,991,036)      (654,003)     (2,433,678)
                                                -----------    ------------     ---------     -----------
     Net Decrease in Net Assets Resulting
       from Share Transactions...............    (3,267,935)   (12,752,696)       (32,919)        (49,389)
                                                -----------    ------------     ---------     -----------
     TOTAL DECREASE IN NET ASSETS............    (5,512,597)   (23,233,527)       (59,131)       (240,552)
 NET ASSETS -- Beginning of Period...........    20,834,825     44,068,352        958,036       1,198,588
                                                -----------    ------------     ---------     -----------
 NET ASSETS -- End of Period.................   $15,322,228    $20,834,825      $ 898,905     $   958,036
                                                ===========    ============     =========     ===========
 SHARES
   Sold......................................       119,411      1,619,400         68,374         245,897
   Issued in Reinvestment of Distributions...            --             --             --             982
   Redeemed..................................      (330,419)    (2,395,090)       (72,597)       (255,013)
                                                -----------    ------------     ---------     -----------
     Net Decrease in Shares..................      (211,008)      (775,690)        (4,223)         (8,134)
                                                ===========    ============     =========     ===========

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                               AGGRESSIVE SMALL CAP EQUITY
                                                                        PORTFOLIO
                                                                FOR THE SIX    FOR THE YEAR
                                                               MONTHS ENDED       ENDED
                                                               JUNE 30, 2002   DECEMBER 31,
                                                                (UNAUDITED)        2001
                                                               -------------   ------------
 FROM INVESTMENT ACTIVITIES
   Net Investment Loss.......................................   $   (80,234)   $   (210,989)
   Net Realized Loss on Investment Transactions..............    (1,798,820)     (9,270,069)
   Change in Net Unrealized Appreciation of Investments......      (495,568)      1,386,275
                                                                -----------    ------------
     Net Decrease in Net Assets Resulting from Operations....    (2,374,622)     (8,094,783)
                                                                -----------    ------------
 DISTRIBUTIONS TO SHAREHOLDERS
   From Net Realized Gain....................................            --         (28,475)
                                                                -----------    ------------
 FROM SHARE TRANSACTIONS
   Net Proceeds from Sales of Shares.........................     1,284,837      29,949,489
   Reinvestment of Distributions.............................            --          27,479
   Cost of Shares Redeemed...................................    (2,490,135)    (33,789,951)
                                                                -----------    ------------
     Net Decrease in Net Assets Resulting from Share
       Transactions..........................................    (1,205,298)     (3,812,983)
                                                                -----------    ------------
     TOTAL DECREASE IN NET ASSETS............................    (3,579,920)    (11,936,241)
 NET ASSETS -- Beginning of Period...........................    15,231,998      27,168,239
                                                                -----------    ------------
 NET ASSETS -- End of Period.................................   $11,652,078    $ 15,231,998
                                                                ===========    ============
 SHARES
   Sold......................................................       158,338       3,166,596
   Issued in Reinvestment of Distributions...................            --           3,241
   Redeemed..................................................      (310,918)     (3,595,658)
                                                                -----------    ------------
     Net Decrease in Shares..................................      (152,580)       (425,821)
                                                                ===========    ============

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                            AGGRESSIVE GROWTH
                                                                PORTFOLIO
                                      FOR THE SIX
                                     MONTHS ENDED            FOR THE YEARS ENDED DECEMBER 31,
                                     JUNE 30, 2002   ------------------------------------------------
                                      (UNAUDITED)     2001      2000      1999      1998       1997
                                     -------------   -------   -------   -------   -------   --------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of
     Period........................      $14.10       $16.22    $19.01    $14.82    $13.29     $12.25
                                        -------      -------   -------   -------   -------   --------
   Income (Loss) from Investment
     Operations:
     Net Investment Loss...........       (0.06)       (0.05)    (0.19)    (0.16)    (0.15)     (0.14)
     Net Realized and Unrealized
       Gain (Loss) on Investments..       (1.86)       (2.07)     0.59      6.95      1.68       1.34
                                        -------      -------   -------   -------   -------   --------
   Total from Investment
     Operations....................       (1.92)       (2.12)     0.40      6.79      1.53       1.20
                                        -------      -------   -------   -------   -------   --------
 Distributions to Shareholders:
   From Net Realized Gain..........          --           --     (3.19)    (2.60)       --      (0.16)
                                        -------      -------   -------   -------   -------   --------
   Net Increase (Decrease) in Net
     Asset Value...................       (1.92)       (2.12)    (2.79)     4.19      1.53       1.04
                                        -------      -------   -------   -------   -------   --------
   Net Asset Value -- End of
     Period........................      $12.18       $14.10    $16.22    $19.01    $14.82     $13.29
                                        =======      =======   =======   =======   =======   ========
 TOTAL INVESTMENT RETURN...........      (13.62)%(A)  (13.07)%    3.06%    46.11%    11.51%      9.77%
 RATIOS TO AVERAGE NET ASSETS:
   Expenses After Reimbursement
     (Note 2)......................        1.49%(B)     1.49%     1.49%     1.49%     1.68%      2.00%
   Expenses Before Reimbursement
     (Note 2)......................        1.69%(B)     1.66%     1.63%     1.68%     1.89%      2.15%
   Net Investment Loss After
     Reimbursement (Note 2)........       (0.99)%(B)   (0.35)%   (1.11)%   (1.00)%   (0.92)%    (1.07)%
   Net Investment Loss Before
     Reimbursement (Note 2)........       (1.19)%(B)   (0.51)%   (1.26)%   (1.20)%   (1.13)%    (1.22)%
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate.........         254%         535%      376%      702%      237%       247%
   Net Assets at End of Period (in
     thousands)....................     $58,650      $73,256   $87,145   $90,028   $81,404   $101,746
   Number of Shares Outstanding at
     End of Period (in
     thousands)....................       4,816        5,197     5,372     4,736     5,491      7,657
 ----------------------------------

 (A) Total returns for periods of less than one year are not annualized.
 (B) Annualized

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                              MID CAP GROWTH
                                                                PORTFOLIO
                                                                 CLASS A
                                     ----------------------------------------------------------------
                                      FOR THE SIX
                                     MONTHS ENDED            FOR THE YEARS ENDED DECEMBER 31,
                                     JUNE 30, 2002   ------------------------------------------------
                                      (UNAUDITED)      2001       2000       1999      1998     1997
                                     -------------   --------   --------   --------   ------   ------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of
     Period........................    $  22.47      $  30.84   $  30.20   $  13.65   $12.43   $10.27
                                       --------      --------   --------   --------   ------   ------
   Income (Loss) from Investment
     Operations:
     Net Investment Loss...........       (0.08)        (0.05)     (0.25)     (0.08)   (0.06)   (0.06)
     Net Realized and Unrealized
       Gain (Loss) on Investments..       (2.14)        (8.32)      1.32(A)    17.40    1.59     2.75
                                       --------      --------   --------   --------   ------   ------
   Total from Investment
     Operations....................       (2.22)        (8.37)      1.07      17.32     1.53     2.69
                                       --------      --------   --------   --------   ------   ------
 Distributions to Shareholders:
     From Net Realized Gain........          --            --      (0.43)     (0.77)   (0.31)   (0.53)
                                       --------      --------   --------   --------   ------   ------
     Net Increase (Decrease) in Net
       Asset Value.................       (2.22)        (8.37)      0.64      16.55     1.22     2.16
                                       --------      --------   --------   --------   ------   ------
     Net Asset Value -- End of
       Period......................    $  20.25      $  22.47   $  30.84   $  30.20   $13.65   $12.43
                                       ========      ========   ========   ========   ======   ======
 TOTAL INVESTMENT RETURN...........       (9.88)%(B)   (27.14)%     3.63%    126.97%   12.31%   26.18%
 RATIOS TO AVERAGE NET ASSETS:
   Expenses After Reimbursement
     (Note 2)......................        1.34%(C)      1.34%      1.34%      1.49%    1.66%    2.00%
   Expenses Before Reimbursement
     (Note 2)......................        1.52%(C)      1.50%      1.41%      1.69%    2.56%    3.27%
   Net Investment Loss After
     Reimbursement (Note 2)........       (0.71)%(C)    (0.19)%    (0.87)%    (1.00)%  (0.38)%  (0.69)%
   Net Investment Loss Before
     Reimbursement (Note 2)........       (0.89)%(C)    (0.35)%    (0.94)%    (1.23)%  (1.27)%  (1.96)%
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate.........          93%          261%       196%       208%     211%     163%
   Net Assets at End of Period (in
     thousands)....................    $160,921      $165,561   $261,040   $137,108   $8,124   $8,373
   Number of Shares Outstanding at
     End of Period (in
     thousands)....................       7,946         7,370      8,463      4,540      595      673
 ----------------------------------

 (A) The per share amount does not coincide with the net realized and unrealized loss for the year because of the timing of sales and redemptions of Fund shares and the amount of per share realized and unrealized gain and loss at such time.
 (B) Total returns for periods of less than one year are not annualized.
 (C) Annualized

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                         MID CAP GROWTH
                                                                            PORTFOLIO
                                                                             CLASS I
                                                           -------------------------------------------
                                                            FOR THE SIX    FOR THE YEAR     FOR THE
                                                           MONTHS ENDED       ENDED       PERIOD ENDED
                                                           JUNE 30, 2002   DECEMBER 31,   DECEMBER 31,
                                                            (UNAUDITED)        2001          2002*
                                                           -------------   ------------   ------------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of Period................     $ 22.65        $ 30.95        $ 31.31
                                                              -------        -------        -------
   Income (Loss) from Investment Operations:
     Net Investment Income (Loss)........................       (0.04)          0.05          (0.08)
     Net Realized and Unrealized Gain (Loss) on
       Investments.......................................       (2.16)         (8.35)          0.15(A)
                                                              -------        -------        -------
   Total from Investment Operations......................       (2.20)         (8.30)          0.07
                                                              -------        -------        -------
 Distributions to Shareholders:
     From Net Realized Gain..............................          --             --          (0.43)
                                                              -------        -------        -------
     Net Decrease in Net Asset Value.....................       (2.20)         (8.30)         (0.36)
                                                              -------        -------        -------
     Net Asset Value -- End of Period....................     $ 20.45        $ 22.65        $ 30.95
                                                              =======        =======        =======
 TOTAL INVESTMENT RETURN.................................       (9.71)%(B)    (26.82)%         0.31%(B)
 RATIOS TO AVERAGE NET ASSETS:
   Expenses After Reimbursement (Note 2).................        0.99%(C)       0.99%          0.99%(C)
   Expenses Before Reimbursement (Note 2)................        1.17%(C)       1.15%          1.06%(C)
   Net Investment Gain (Loss) After Reimbursement (Note
     2)..................................................       (0.37)%(C)      0.16%         (0.47)%(C)
   Net Investment Gain (Loss) Before Reimbursement (Note
     2)..................................................       (0.55)%(C)      0.00%+        (0.54)%(C)
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate...............................          93%           261%           196%
   Net Assets at End of Period (in thousands)............     $15,335        $14,160        $24,947
   Number of Shares Outstanding at End of Period (in
     thousands)..........................................         750            625            806
 --------------------------------------------------------

 (A) The per share amount does not coincide with the net realized and unrealized loss for the year because of the timing of sales and redemptions of Fund shares and the amount of per share realized and unrealized gain and loss at such time.
 (B) Total returns for periods of less than one year are not annualized.
 (C) Annualized
 (* )From Commencement of Operations February 2, 2000.
 + The net investment income ratio is less than 0.01%

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     AGGRESSIVE MICRO CAP
                                                                          PORTFOLIO
                                              FOR THE SIX                                          FOR THE PERIOD
                                             MONTHS ENDED     FOR THE YEARS ENDED DECEMBER 31,         ENDED
                                             JUNE 30, 2002   -----------------------------------    DECEMBER 31,
                                              (UNAUDITED)     2001      2000      1999     1998        1997*
                                             -------------   -------   -------   ------   ------   --------------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of
     Period................................      $23.10       $27.03    $22.35   $20.42   $20.40       $15.64
                                                -------      -------   -------   ------   ------      -------
   Income (Loss) from Investment
     Operations:
     Net Investment Loss...................       (0.15)       (0.18)    (0.14)   (0.28)   (0.14)       (0.05)
     Net Realized and Unrealized Gain
       (Loss) on Investments...............        0.97        (3.75)     5.43(A)   3.27    0.16         5.17
                                                -------      -------   -------   ------   ------      -------
   Total from Investment Operations........        0.82        (3.93)     5.29     2.99     0.02         5.12
                                                -------      -------   -------   ------   ------      -------
 Distributions to Shareholders:
   From Net Realized Gain..................          --           --     (0.61)   (1.06)      --        (0.36)
                                                -------      -------   -------   ------   ------      -------
   Net Increase (Decrease) in Net Asset
     Value.................................        0.82        (3.93)     4.68     1.93     0.02         4.76
                                                -------      -------   -------   ------   ------      -------
   Net Asset Value -- End of Period........      $23.92       $23.10    $27.03   $22.35   $20.42       $20.40
                                                =======      =======   =======   ======   ======      =======
 TOTAL INVESTMENT RETURN...................        3.55%(B)   (14.54)%   23.82%   14.79%    0.10%       32.76%(B)
 RATIOS TO AVERAGE NET ASSETS:
   Expenses After Reimbursement (Note 2)...        1.49%(C)     1.49%     1.48%    1.49%    1.51%        1.55%(C)
   Expenses Before Reimbursement (Note
     2)....................................        2.25%(C)     2.08%     1.84%    2.68%    2.50%        3.21%(C)
   Net Investment Loss After Reimbursement
     (Note 2)..............................       (1.22)%(C)   (0.72)%   (0.85)%  (1.06)%  (0.71)%      (0.54)%(C)
   Net Investment Loss Before Reimbursement
     (Note 2)..............................       (1.98)%(C)   (1.31)%   (1.21)%  (2.24)%  (1.70)%      (2.20)%(C)
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate.................          86%         203%      269%     190%     196%          86%
   Net Assets at End of Period (in
     thousands)............................     $13,678      $16,543   $29,191   $5,869   $9,651      $10,190
   Number of Shares Outstanding at End of
     Period (in thousands).................         572          716     1,080      263      473          500
 -----------------------------------------

 (A) The per share amount does not coincide with the net realized and unrealized loss for the year because of the timing of sales and redemptions of Fund shares and the amount of per share realized and unrealized gain and loss at such time.
 (B) Total returns for periods of less than one year are not annualized.
 (C) Annualized

 * From Commencement of Operations March 17, 1997.

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                              SMALL CAP VALUE
                                                                                 PORTFOLIO
                                                     FOR THE SIX           FOR THE YEARS ENDED           FOR THE PERIOD
                                                    MONTHS ENDED               DECEMBER 31,                  ENDED
                                                    JUNE 30, 2002   ----------------------------------    DECEMBER 31,
                                                     (UNAUDITED)     2001     2000     1999     1998         1997*
                                                    -------------   ------   ------   ------   -------   --------------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of Period.........     $12.23       $10.88    $9.06    $9.21    $10.12       $10.00
                                                       ------       ------   ------   ------   -------       ------
   Income (Loss) from Investment Operations:
     Net Investment Income (Loss).................      (0.01)        0.02    (0.04)    0.19      0.07         0.01
     Net Realized and Unrealized Gain (Loss) on
       Investments................................       0.58         1.37     1.88    (0.15)    (0.91)        0.12
                                                       ------       ------   ------   ------   -------       ------
   Total from Investment Operations...............       0.57         1.39     1.84     0.04     (0.84)        0.13
                                                       ------       ------   ------   ------   -------       ------
 Distributions to Shareholders:
   From Net Investment Income.....................         --        (0.04)   (0.02)   (0.19)    (0.07)       (0.01)
                                                       ------       ------   ------   ------   -------       ------
   Net Increase (Decrease) in Net Asset Value.....       0.57         1.35     1.82    (0.15)    (0.91)        0.12
                                                       ------       ------   ------   ------   -------       ------
   Net Asset Value -- End of Period...............     $12.80       $12.23   $10.88    $9.06     $9.21       $10.12
                                                       ======       ======   ======   ======   =======       ======
 TOTAL INVESTMENT RETURN..........................       4.66%(A)    12.79%   20.29%    0.44%    (8.28)%       1.25%(A)
 RATIOS TO AVERAGE NET ASSETS:
   Expenses After Reimbursement (Note 2)..........       1.48%(B)     1.49%    1.48%    1.49%     1.53%        1.75%(B)
   Expenses Before Reimbursement (Note 2).........       3.16%(B)     4.01%    8.62%    9.25%    13.01%        7.74%(B)
   Net Investment Income (Loss) After
     Reimbursement (Note 2).......................      (0.18)%(B)    0.23%   (0.56)%   2.42%     1.12%        1.94%(B)
   Net Investment Loss Before Reimbursement (Note
     2)...........................................      (1.86)%(B)   (2.29)%  (7.70)%  (5.34)%  (10.36)%      (4.03)%(B)
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate........................        155%         290%     148%      91%       85%           2%
   Net Assets at End of Period (in thousands).....     $7,906       $4,774   $1,964   $1,232      $857         $101
   Number of Shares Outstanding at End of Period
     (in thousands)...............................        618          390      181      136        93           10
 ------------------------------------------------

 (A) Total returns for periods of less than one year are not annualized.
 (B) Annualized

 * From Commencement of Operation December 19, 1997.

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                      LARGE CAP GROWTH
                                                                         PORTFOLIO
                                            FOR THE SIX                                            FOR THE PERIOD
                                           MONTHS ENDED      FOR THE YEARS ENDED DECEMBER 31,          ENDED
                                           JUNE 30, 2002   -------------------------------------    DECEMBER 31,
                                            (UNAUDITED)      2001      2000      1999      1998        1997*
                                           -------------   --------   -------   -------   ------   --------------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of
     Period..............................      $16.63        $21.73    $23.59    $14.47   $10.25       $10.00
                                              -------      --------   -------   -------   ------       ------
   Income (Loss) from Investment
     Operations:
     Net Investment Income (Loss)........       (0.08)        (0.13)    (0.20)    (0.12)   (0.02)        0.01
     Net Realized and Unrealized Gain
       (Loss) on Investments.............       (1.84)        (4.97)    (1.61)     9.24     4.24         0.25
                                              -------      --------   -------   -------   ------       ------
   Total from Investment Operations......       (1.92)        (5.10)    (1.81)     9.12     4.22         0.26
                                              -------      --------   -------   -------   ------       ------
 Distributions to Shareholders:
   From Net Investment Income............          --            --        --        --       --        (0.01)
   From Net Realized Gain................          --            --     (0.05)       --       --           --
                                              -------      --------   -------   -------   ------       ------
   Total Distributions to Shareholders...          --            --     (0.05)       --       --        (0.01)
                                              -------      --------   -------   -------   ------       ------
   Net Increase (Decrease) in Net Asset
     Value...............................       (1.92)        (5.10)    (1.86)     9.12     4.22         0.25
                                              -------      --------   -------   -------   ------       ------
   Net Asset Value -- End of Period......      $14.71        $16.63    $21.73    $23.59   $14.47       $10.25
                                              =======      ========   =======   =======   ======       ======
 TOTAL INVESTMENT RETURN.................      (11.55)%(A)   (23.47)%   (7.66)%   63.03%   41.17%        2.56%(A)
 RATIOS TO AVERAGE NET ASSETS:
   Expenses After Reimbursement (Note
     2)..................................        1.49%(B)      1.49%     1.48%     1.49%    1.54%        1.90%(B)
   Expenses Before Reimbursement (Note
     2)..................................        2.15%(B)      1.99%     1.76%     2.75%    9.11%        6.66%(B)
   Net Investment Income (Loss) After
     Reimbursement (Note 2)..............       (0.89)%(B)    (0.62)%   (1.14)%   (0.99)%  (0.43)%       2.40%(B)
   Net Investment Loss Before
     Reimbursement (Note 2)..............       (1.55)%(B)    (1.12)%   (1.43)%   (2.26)%  (8.00)%      (2.36)%(B)
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate...............          55%          124%       54%       75%      80%          --
   Net Assets at End of Period (in
     thousands)..........................     $15,322       $20,835   $44,068   $12,667   $2,402         $103
   Number of Shares Outstanding at End of
     Period (in thousands)...............       1,042         1,253     2,028       537      166           10
 ---------------------------------------

 (A) Total returns for periods of less than one year are not annualized.
 (B) Annualized.

 * From Commencement of Operation December 19, 1997.

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        LARGE CAP VALUE
                                                                           PORTFOLIO
                                               FOR THE SIX                                          FOR THE PERIOD
                                              MONTHS ENDED     FOR THE YEARS ENDED DECEMBER 31,         ENDED
                                              JUNE 30, 2002   -----------------------------------    DECEMBER 31,
                                               (UNAUDITED)     2001      2000     1999     1998         1997*
                                              -------------   -------   ------   ------   -------   --------------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of Period...       $8.89       $10.34   $10.43   $11.39    $10.11       $10.00
                                                 -------      -------   ------   ------   -------       ------
   Income (Loss) from Investment Operations:
     Net Investment Income..................        0.01         0.05     0.12     0.21      0.16         0.01
     Net Realized and Unrealized Gain (Loss)
       on Investments.......................       (0.22)       (1.42)   (0.03)    0.27      1.91         0.11
                                                 -------      -------   ------   ------   -------       ------
   Total from Investment Operations.........       (0.21)       (1.37)    0.09     0.48      2.07         0.12
                                                 -------      -------   ------   ------   -------       ------
 Distributions to Shareholders:
     From Net Investment Income.............          --        (0.08)   (0.18)   (0.21)    (0.16)       (0.01)
     From Net Realized Gain.................          --           --       --    (1.23)    (0.63)          --
                                                 -------      -------   ------   ------   -------       ------
   Total Distributions to Shareholders......          --        (0.08)   (0.18)   (1.44)    (0.79)       (0.01)
                                                 -------      -------   ------   ------   -------       ------
   Net Increase (Decrease) in Net Asset
     Value..................................       (0.21)       (1.45)   (0.09)   (0.96)     1.28         0.11
                                                 -------      -------   ------   ------   -------       ------
   Net Asset Value -- End of Period.........       $8.68        $8.89   $10.34   $10.43    $11.39       $10.11
                                                 =======      =======   ======   ======   =======       ======
 TOTAL INVESTMENT RETURN....................       (2.36)%(A)  (13.26)%   0.92%    4.24%    20.48%        1.18%(A)
 RATIOS TO AVERAGE NET ASSETS:
   Expenses After Reimbursement (Note 2)....        1.40%(B)     1.40%    1.40%    1.40%     1.42%        1.50%(B)
   Expenses Before Reimbursement (Note 2)...       12.05%(B)     9.87%   10.00%   10.14%    14.34%        5.03%(B)
   Net Investment Income After Reimbursement
     (Note 2)...............................        0.20%(B)     0.51%    1.42%    2.10%     1.69%        3.09%(B)
   Net Investment Loss Before Reimbursement
     (Note 2)...............................      (10.45)%(B)   (7.96)%  (7.18)%  (6.63)%  (11.22)%      (0.45)%(B)
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate..................         136%         271%     175%      90%      256%          --
   Net Assets at End of Period (in
     thousands).............................        $899         $958   $1,199     $994      $655         $101
   Number of Shares Outstanding at End of
     Period (in thousands)..................         104          108      116       95        58           10


 ------------------------------------------

 (A) Total returns for periods of less than one year are not annualized.
 (B) Annualized.

 * From Commencement of Operation December 19, 1997.

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   AGGRESSIVE SMALL CAP EQUITY
                                                                           PORTFOLIO*
                                                  FOR THE SIX
                                                 MONTHS ENDED           FOR THE YEARS ENDED DECEMBER 31,
                                                 JUNE 30, 2002   -----------------------------------------------
                                                  (UNAUDITED)     2001      2000      1999      1998      1997
                                                 -------------   -------   -------   -------   -------   -------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of Period.....        $8.53       $12.28    $20.26    $15.99    $16.00    $17.79
                                                    -------      -------   -------   -------   -------   -------
   Income (Loss) from Investment Operations:
     Net Investment Loss......................        (0.05)       (0.12)    (0.19)    (0.24)    (0.15)    (0.30)
     Net Realized and Unrealized Gain (Loss)
       on Investments.........................        (1.35)       (3.61)    (5.77)     4.71      0.14      2.30(A)
                                                    -------      -------   -------   -------   -------   -------
   Total from Investment Operations...........        (1.40)       (3.73)    (5.96)     4.47     (0.01)     2.00
                                                    -------      -------   -------   -------   -------   -------
 Distributions to Shareholders:
   From Net Realized Gain.....................           --        (0.02)    (2.02)    (0.20)       --     (3.79)
                                                    -------      -------   -------   -------   -------   -------
   Net Increase (Decrease) in Net Asset
     Value....................................        (1.40)       (3.75)    (7.98)     4.27     (0.01)    (1.79)
                                                    -------      -------   -------   -------   -------   -------
   Net Asset Value -- End of Period...........        $7.13        $8.53    $12.28    $20.26    $15.99    $16.00
                                                    =======      =======   =======   =======   =======   =======
 TOTAL INVESTMENT RETURN......................       (16.41)%(B)  (30.41)%  (29.47)%   28.34%    (0.06)%   11.24%
 RATIOS TO AVERAGE NET ASSETS:
   Expenses After Reimbursement (Note 2)......         1.49%(C)     1.49%     1.49%     1.49%     1.63%     2.33%
   Expenses Before Reimbursement (Note 2).....         2.55%(C)     2.27%     1.86%     1.85%     1.98%     2.62%
   Net Investment Loss After Reimbursement
     (Note 2).................................        (1.19)%(C)   (1.11)%   (1.10)%   (1.21)%   (0.79)%   (1.37)%
   Net Investment Loss Before Reimbursement
     (Note 2).................................        (2.25)%(C)   (1.89)%   (1.47)%   (1.57)%   (1.13)%   (1.64)%
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate....................          132%         224%      240%      240%      145%      184%
   Net Assets at End of Period (in
     thousands)...............................      $11,652      $15,232   $27,168   $38,626   $47,259   $72,879
   Number of Shares Outstanding at End of
     Period (in thousands)....................        1,634        1,786     2,212     1,906     2,955     4,555


 --------------------------------------------

 * Financial Highlights include the performance of the Navellier Aggressive Small Cap Equity Portfolio, a series of the Navellier Series Fund, which reorganized on July 24, 1998, as a series of the Navellier Performance Funds.

 (A) The per share amount does not coincide with the net realized and unrealized loss for the year because of the timing of sales and redemptions of Fund shares and the amount of per share realized and unrealized gain and loss at such time.
 (B) Total returns for periods of less than one year are not annualized.
 (C) Annualized.

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 2002
(unaudited)

1. Significant Accounting Policies

     The Navellier Performance Funds (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "Act"), as an open-end investment company which offers its shares in a series of no-load non-diversified and diversified portfolios. The Fund's objective is to achieve long-term capital growth. The Fund is authorized to issue an unlimited number of shares of capital stock with no stated par value. The Fund currently consists of seven separate portfolios, each with its own investment objectives and policies: the Aggressive Growth Portfolio, a non-diversified open-end management company portfolio, the Mid Cap Growth Portfolio, a diversified open-end management company portfolio, the Aggressive Micro Cap Portfolio (formerly the Aggressive Small Cap Portfolio), a diversified open-end management company portfolio, the Small Cap Value Portfolio, a diversified open-end management company portfolio, the Large Cap Growth Portfolio, a non-diversified open-end management company portfolio, the Large Cap Value Portfolio, a diversified open-end management company portfolio and the Aggressive Small Cap Equity Portfolio, a diversified open-end management company portfolio.

     The Mid Cap Growth Portfolio consists of two shares of classes: Regular Class shares offered since November 26, 1996, and I Class shares offered since December 28, 1999. Income and expenses of the Portfolio are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution fees and other class specific transfer agent fees, which are charged only to Regular Class.

     The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements.

     The following is a summary of significant accounting policies which the Fund follows:

        (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value. Debt securities with maturities of 60 days or less are valued at amortized cost.

        (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gain and loss from securities transactions are computed on an identified cost basis.

        (c) Dividends from net investment income, if any, are declared and paid annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually.

        (d) The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

        (e) Organizational expenses of the Small Cap Value Portfolio, the Large Cap Growth Portfolio, and the Large Cap Value Portfolio totaling $91,800, $91,800, and $91,800, respectively, are being deferred and amortized over 60 months beginning with public offering of shares in the portfolios. Any redemption by an initial investor during the amortization period will be reduced by a pro rata portion of any of the unamortized organization expenses. Such proration is to be calculated by dividing the number of initial shares redeemed by the number of initial shares outstanding at the date of redemption. At June 30, 2002, the unamortized organization costs of the Small Cap Value Portfolio, the Large Cap Growth Portfolio, and the Large Cap Value Portfolio were $9,180, $9,180, and $9,180, respectively.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------

2. Investment Advisory Fees and Other Transactions with Affiliates

     Investment advisory services are provided by Navellier Management, Inc. (the "Adviser"). Effective May 1, 1998, under an agreement with the Adviser, the Fund pays a fee at the annual rate of 0.84% of the daily net assets of the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, the Small Cap Value Portfolio, the Large Cap Growth Portfolio and the Aggressive Small Cap Equity Portfolio, and 0.75% of the daily net assets of the Large Cap Value Portfolio. The Adviser receives an annual fee equal to 0.25% of average daily net assets of the Aggressive Growth, the Aggressive Micro Cap, the Small Cap Value, the Large Cap Growth, the Large Cap Value and the Aggressive Small Cap Equity Portfolios, and 0.10% of the average daily net assets of the Mid Cap Growth Portfolio in connection with the rendering of services under the administrative services agreement and is reimbursed by the Fund for operating expenses incurred on behalf of the Fund. An officer and trustee of the Fund is also an officer and director of the Adviser.

     The Adviser has agreed to limit the total normal expenses of each Portfolio to 1.49% of average annual net assets, except for the Large Cap Value Portfolio, Mid Cap Growth Portfolio -- Regular Class and the Mid Cap Growth Portfolio -- I Class which are limited to 1.40%, 1.34% and 0.99%, respectively. In order to maintain the expense limitation, the Adviser paid certain operating expenses on a net basis of the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, the Small Cap Value Portfolio, the Large Cap Growth Portfolio, the Large Cap Value Portfolio and the Aggressive Small Cap Equity Portfolio totaling $61,326, $168,010, $53,273, $51,142, $60,936, $50,223,
and $70,996, respectively.

     At June 30, 2002, the statement of net assets includes the following amounts payable to the Adviser and Distributor:

                                                                                                       AGGRESSIVE
                             AGGRESSIVE    MID CAP    AGGRESSIVE   SMALL CAP   LARGE CAP   LARGE CAP   SMALL CAP
                               GROWTH      GROWTH     MICRO CAP      VALUE      GROWTH       VALUE       EQUITY
                             PORTFOLIO    PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO
                             ----------   ---------   ----------   ---------   ---------   ---------   ----------
Adviser....................   $51,317     $142,542     $12,107      $6,934      $14,688      $772       $10,492
                              =======     ========     =======      ======      =======      ====       =======
Distributor................   $ 1,183     $  3,309     $   279      $  159      $   317      $ 18       $   236
                              =======     ========     =======      ======      =======      ====       =======

     Navellier Securities Corp. (the "Distributor") acts as the Fund's Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. The Distributor, which is the principal underwriter of the Fund's shares, renders its services to the Fund pursuant to a distribution agreement. An officer and trustee of the Fund is also an officer and director of the Distributor.

     The Fund pays each of its Trustees not affiliated with the Adviser $12,500 annually. For the six months ended June 30, 2002, Trustees' fees and expenses totaled $25,000.

3. Transfer Agent and Custodian

     FBR National Bank & Trust, formerly Rushmore Trust and Savings, FSB, provides transfer agency, dividend disbursing and other shareholder services to the Fund. In addition, FBR National Bank & Trust serves as custodian of the Fund's assets. Fees paid to FBR National Bank & Trust are based upon a fee schedule approved by the Board of Trustees.

4. Distribution Plan

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act, whereby it reimburses the Distributor or others in an amount not to exceed 0.25% per annum of the average daily net assets of the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio (Regular Class shares only), the Aggressive Micro Cap Portfolio, the Small Cap Value Portfolio, the Large Cap Growth Portfolio, the Large Cap Value Portfolio and the Aggressive Small Cap Equity Portfolio, for expenses incurred in the promotion and distribution of shares of the Fund. These expenses include, but are not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, expenses of preparation of sales literature and related expenses (including Distributor personnel), advertisements and other distribution-related expenses, including a prorated portion of the Distributor's overhead expenses attributable to the distribution of shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, the amount the Fund may pay to the Distributor or others as a service fee to reimburse such parties

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------

for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. Such Rule 12b-1 fees are made pursuant to the Plan and distribution agreements entered into between such service providers and the Distributor or the Fund directly.

5. Securities Transactions

     For the six months ended June 30, 2002, purchases and sales (including maturities) of securities (excluding short-term securities) were as follows:

                                                                                                            AGGRESSIVE
                        AGGRESSIVE      MID CAP      AGGRESSIVE     SMALL CAP     LARGE CAP    LARGE CAP     SMALL CAP
                          GROWTH         GROWTH       MICRO CAP       VALUE        GROWTH        VALUE        EQUITY
                        PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO
                       ------------   ------------   -----------   -----------   -----------   ----------   -----------
Purchases............  $158,316,367   $179,032,233   $11,574,060   $11,401,862   $ 9,874,404   $1,232,577   $17,168,929
                       ============   ============   ===========   ===========   ===========   ==========   ===========
Sales................  $169,355,201   $165,275,083   $14,919,023   $ 8,775,658   $13,045,251   $1,282,986   $18,092,529
                       ============   ============   ===========   ===========   ===========   ==========   ===========

6. Unrealized Appreciation of Investments

     Unrealized appreciation as of June 30, 2002, is as follows:

                                                              AGGRESSIVE       MID CAP       AGGRESSIVE
                                                                GROWTH          GROWTH        MICRO CAP
                                                               PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                              -----------    ------------    -----------
      Gross Unrealized Appreciation.........................  $ 5,381,167    $ 15,303,160    $ 2,404,866
      Gross Unrealized Depreciation.........................   (1,779,792)     (9,508,510)      (363,482)
                                                              -----------    ------------    -----------
      Net Unrealized Appreciation...........................  $ 3,601,375    $  5,794,650    $ 2,041,384
                                                              ===========    ============    ===========
      Cost of Investments...................................  $54,906,002    $168,184,520    $11,626,265
                                                              ===========    ============    ===========

                                                                                                AGGRESSIVE
                                                         SMALL CAP     LARGE CAP    LARGE CAP    SMALL CAP
                                                           VALUE        GROWTH        VALUE       EQUITY
                                                         PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                         ----------   -----------   ---------   -----------
      Gross Unrealized Appreciation....................  $  222,352   $ 1,590,088   $ 20,009    $ 1,383,189
      Gross Unrealized Depreciation....................    (219,828)   (1,472,840)   (53,616)      (473,625)
                                                         ----------   -----------   --------    -----------
      Net Unrealized Appreciation (Depreciation).......  $    2,524   $   117,248   $(33,607)   $   909,564
                                                         ==========   ===========   ========    ===========
      Cost of Investments..............................  $7,978,725   $15,160,624   $955,344    $10,777,078
                                                         ==========   ===========   ========    ===========

7. Federal Income Tax

     At December 31, 2001, for Federal income tax purposes, the following Funds had capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration:

                                                                   AGGRESSIVE      MID CAP     AGGRESSIVE
                                                                     GROWTH        GROWTH       MICRO CAP
      EXPIRES DECEMBER 31,                                          PORTFOLIO     PORTFOLIO     PORTFOLIO
      --------------------                                         -----------   -----------   -----------
      2008.......................................................  $        --   $ 8,298,344   $ 1,906,215
      2009.......................................................   11,134,528    59,910,993     9,163,904
                                                                   -----------   -----------   -----------
                                                                   $11,134,528   $68,209,337   $11,070,119
                                                                   ===========   ===========   ===========

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------

                                                                                              AGGRESSIVE
                                                                     LARGE CAP    LARGE CAP    SMALL CAP
                                                                      GROWTH        VALUE       EQUITY
      EXPIRES DECEMBER 31,                                           PORTFOLIO    PORTFOLIO    PORTFOLIO
      --------------------                                          -----------   ---------   -----------
      2008........................................................  $ 1,490,607   $129,403    $        --
      2009........................................................   16,907,142    164,009     11,708,646
                                                                    -----------   --------    -----------
                                                                    $18,397,749   $293,412    $11,708,646
                                                                    ===========   ========    ===========

8. Borrowing Agreement

     The Funds have a short-term borrowing agreement with Custodial Trust Company which may be drawn upon for temporary purposes. At June 30, 2002, the Mid Cap Growth Portfolio had borrowings outstanding of $393,961 on which it paid interest at an annualized rate of 2.84%.

9. Litigation

     The former Trustees of the Navellier Series Fund, which was merged into the Aggressive Small Cap Equity Portfolio (the "Portfolio") on July 24, 1998 have made a demand to be indemnified for their attorneys fees and costs which they claim to be approximately $4 million, in connection with a class action lawsuit filed against them by shareholders of the Portfolio. The current Trustees of the Navellier Performance Funds (the "Fund") and the legal counsel to the Fund do not believe the former Trustees have a valid claim. However, if such claim is determined by a court to be valid, only the assets of the Portfolio would be subject to such claim and not the assets of any other Portfolio to the Fund. However, even then, Navellier Management, Inc. ("NMI") has agreed that, if any such claim were determined to be valid, NMI, not the Portfolio, would pay such claim.

CUSTODIAN & TRANSFER AGENT

FBR National Bank & Trust
4922 Fairmont Avenue
Bethesda, MD 20814

800-622-1386 E.S.T.

NAVELLIER OFFICES

c/o Navellier Securities Corp.
One East Liberty, Third Floor
Reno, Nevada 89501

800-887-8671 P.S.T.

NAVELLIER PERFORMANCE FUNDS                                   Standard Presorted
c/o Navellier Securities Corp.                                    U.S. Postage
One East Liberty, Third Floor                                        PAID
Reno, Nevada 89501                                              Los Angeles, CA
                                                                 Permit No. 725
Return Service Requested